Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Variable Life Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Variable Life Unit Trust indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Life Unit Trust as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Discovery Val Port A Class - 02-378 (1)	Invesco V.I. Core Plus Bond - 16-ZZB (2)
AB VPS International Growth Portfolio A Class - 02-376 (1)	Invesco V.I. Discovery Mid Cap Growth Fund - 16-ZZA (2)
AB VPS International Value Portfolio A Class - 02-377 (1)	Invesco V.I. Diversified Dividend Fund Series I Class - 02-861 (1)
Alger Large Cap Growth Portfolio I-2 Class - 02-500 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 02-825 (1)
Alger Small Cap Growth Portfolio I-2 Class - 02-515 (1)	Invesco V.I. Health Care Fund Series I Class - 02-815 (1)
American Century VP Capital Appreciation Fund I Class - 02-410 (1)	Invesco V.I. High Yield Fund Series I Class - 02-830 (1)
American Century VP Income & Growth Fund I Class - 02-425 (1)	Invesco V.I. International Growth Fund Series II Class - 02-827 (1)
American Century VP International Fund I Class - 02-420 (1)	Janus Henderson Balanced Portfolio Service Class - 02-611 (1)
American Century VP Mid Cap Value Fund II Class - 02-397 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607 (1)
American Century VP Ultra Fund I Class - 02-122 (1)	Janus Henderson Forty Portfolio Institutional Class - 02-602 (1)
American Funds Growth - 16-ZZX (2)	Janus Henderson Global Research Portfolio Institutional Class - 02-606 (1)
American Funds International Growth and Income - 16-ZZV (2)	Janus Henderson Mid Cap Value Portfolio Service Class - 02-259 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646 (1)	Janus Henderson Overseas Portfolio Service Class - 02-609 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650 (1)	MFS Mid-Cap Growth Series - 16-ZZ2 (2)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204 T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645 (1)	MFS New Discovery Series - 16-ZZ3 (2)
Calvert VP SRI Mid Cap Growth Portfolio - 02-520 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866 (1)
Cboe VEST S&P 500 Buffer Strategy Fund 10 buffer - 16-ZZP (3)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870 (1)
Cboe VEST S&P 500 Buffer Strategy Fund 20 buffer- 16-ZZO (3)	Neuberger Berman Short Duration Bond Portfolio I Class - 02-875 (1)
ClearBridge Variable Mid Cap Portfolio - 16-ZZM (2)	Pioneer Bond VCT Portfolio I Class - 02-CPG (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382 (1)	Pioneer Equity Income VCT Portfolio I Class - 02-CPF (1)
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384 (1)	Pioneer Equity Income VCT Portfolio II Class - 02-598 (1)
DFA Inflation Protected Securities - 16-ZZL (2)	Pioneer Fund VCT Portfolio I Class - 02-596 (1)
DFA International Small Portfolio - 16-ZZK (2)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597 (1)
DFA US Targeted Value - 16-ZZJ (2)	Royce Capital Small-Cap Portfolio Investor Class - 02-750 (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230 (1)	T. Rowe Price Blue Chip Growth Portfolio - 02-124 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 02-245 (1)	T. Rowe Price Equity Income Portfolio - 02-580 (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205 (1)	T. Rowe Price Limited-Term Bond Portfolio - 02-585 (1)
Fidelity VIP Freedom 2005 Portfolio Initial Class - 02-163 (1)	T. Rowe Price Mid-Cap Growth Portfolio - 02-586 (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162 (1)	Templeton Foreign VIP Fund 2 Class - 02-909 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161 (1)	Templeton Global Bond VIP Fund 1 Class - 02-907 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159 (1)	Vanguard Capital Growth Portfolio - 16-ZYZ (2)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158 (1)	Vanguard Diversified Value Portfolio - 16-ZYY (2)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157 (1)	Vanguard Equity Income Portfolio - 16-ZYX (2)
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164 (1)	Vanguard Equity Index Portfolio - 16-ZYW (2)
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250 (1)	Vanguard High Yield Bond Portfolio - 16-ZYU (2)
Fidelity VIP Growth & Income Portfolio - 16-ZZH (2)	Vanguard International Portfolio - 16-ZYT (2)

2

Fidelity VIP Growth Opportunities Portfolio - 16-ZZG (2)	Vanguard Mid-Cap Index Portfolio - 16-ZYS (2)
Fidelity VIP Growth Portfolio Initial Class - 02-210 (1)	Vanguard Money Market Portfolio - 16-ZYR (2)
Fidelity VIP High Income Portfolio Initial Class - 02-215 (1)	Vanguard Short-Term Investment-Grade Portfolio - 16-ZYQ (2)
Fidelity VIP Index 500 Portfolio Initial Class - 02-225 (1)	Vanguard Small Company Growth - 16-ZYP (2)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941 (1)	Vanguard Total Bond Market Index Portfolio - 16-ZYO (2)
Fidelity VIP Overseas Portfolio Initial Class - 02-220 (1)	Vanguard Total International Stock Market Index Portfolio - 16-ZYN (2)
Fidelity VIP Value Portfolio - 16-ZZE (2)	Vanguard Total Stock Market Index Portfolio - 16-ZYM (2)
Franklin Allocation VIP Fund 1 Class - 02-908 (1)	Vanguard VIF Diversified Value Portfolio - 02-190 (1)
Franklin Small Cap Value VIP Fund 1 Class - 02-906 (1)	Vanguard VIF Mid-Cap Index Portfolio - 02-118 (1)
Franklin Small-Mid Cap Growth VIP Fund - 16-ZZD (2)	Vanguard VIF Real Estate Index - 16-ZYL (2)
Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK (1)	Vanguard VIF Small Company Growth Portfolio - 02-119 (1)
Invesco V.I. Core Equity Fund Series II Class - 02-826 (1)	Vanguard VIF Total Bond Market Index Portfolio - 02-121 (1)
(1) Statement of net assets as of December 31, 2023, statement of operations for the year ended December 31, 2023, statements of changes in net assets for the years ended December 31, 2023, and 2022, and financial highlights for the years or periods ended December 31, 2023, 2022, 2021, 2020, and 2019
(2) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period July 21, 2022 (commencement of operations) through December 31, 2023.
(3) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period August 24, 2022 (commencement of operations) through December 31, 2023.

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Variable Life Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual

3

Variable Life Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with each mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 29, 2024

We have served as the auditor of one or more of the subaccounts of AUL American Individual Variable Life Unit Trust since 1998.

4

AUL American Individual Variable Life Unit Trust American Funds American High-Income Trust - 16-ZZZ (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.65

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.65	0	$0	N/A	12.7%
12/31/2022	5.02	0	0	N/A	0.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds Global Balanced - 16-ZZY (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.78

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.78	0	$0	N/A	14.0%
12/31/2022	5.06	0	0	N/A	1.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds Growth - 16-ZZX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$168,267	$150,955	1,699
Receivables: investments sold	695
Payables: investments purchased	-
Net assets	$168,962

	Net Assets	Units Outstanding	Accumulation Unit Value
	$168,962	26,287	$6.43

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$637
Net investment income (loss)			637

Gain (loss) on investments:
Net realized gain (loss)			2,429
Realized gain distributions			5,141
Net change in unrealized appreciation (depreciation)			17,793
Net gain (loss)			25,363

Increase (decrease) in net assets from operations			$26,000

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$637	$106
	Net realized gain (loss)	2,429	2,457
	Realized gain distributions	5,141	-
	Net change in unrealized appreciation (depreciation)	17,793	(481)

	Increase (decrease) in net assets from operations	26,000	2,082

	Contract owner transactions:
	Proceeds from units sold	152,293	22,538
	Cost of units redeemed	(12,153)	(2,274)
	Account charges	(18,650)	(874)
	Increase (decrease)	121,490	19,390
	Net increase (decrease)	147,490	21,472
	Net assets, beginning	21,472	-
	Net assets, ending	$168,962	$21,472

	Units sold	28,266	4,857
	Units redeemed	(6,616)	(220)
	Net increase (decrease)	21,650	4,637
	Units outstanding, beginning	4,637	-
	Units outstanding, ending	26,287	4,637

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$174,831
Cost of units redeemed/account charges			(33,951)
Net investment income (loss)			743
Net realized gain (loss)			4,886
Realized gain distributions			5,141
Net change in unrealized appreciation (depreciation)			17,312
Net assets			$168,962

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.43	26	$169	N/A	38.8%
12/31/2022	4.63	5	21	N/A	-7.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	1.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds Growth and Income - 16-ZZW (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$6.34

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.34	0	$0	N/A	26.5%
12/31/2022	5.01	0	0	N/A	0.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds International Growth and Income - 16-ZZV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$165,863	$156,860	16,512
Receivables: investments sold	910
Payables: investments purchased	-
Net assets	$166,773

	Net Assets	Units Outstanding	Accumulation Unit Value
	$166,773	27,353	$6.10

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,753
Net investment income (loss)			3,753

Gain (loss) on investments:
Net realized gain (loss)			2,260
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,784
Net gain (loss)			10,044

Increase (decrease) in net assets from operations			$13,797

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$3,753	$830
	Net realized gain (loss)	2,260	214
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	7,784	1,219

	Increase (decrease) in net assets from operations	13,797	2,263

	Contract owner transactions:
	Proceeds from units sold	156,560	28,449
	Cost of units redeemed	(9,668)	(87)
	Account charges	(23,379)	(1,162)
	Increase (decrease)	123,513	27,200
	Net increase (decrease)	137,310	29,463
	Net assets, beginning	29,463	-
	Net assets, ending	$166,773	$29,463

	Units sold	28,746	5,885
	Units redeemed	(7,002)	(276)
	Net increase (decrease)	21,744	5,609
	Units outstanding, beginning	5,609	-
	Units outstanding, ending	27,353	5,609

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$185,009
Cost of units redeemed/account charges			(34,296)
Net investment income (loss)			4,583
Net realized gain (loss)			2,474
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,003
Net assets			$166,773

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.10	27	$167	N/A	16.1%
12/31/2022	5.25	6	29	N/A	5.0%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	5.6%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds New World Fund - 16-ZZU (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.83

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.83	0	$0	N/A	16.2%
12/31/2022	5.02	0	0	N/A	0.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BlackRock Global Allocation - 16-ZZT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.56

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.56	0	$0	N/A	12.8%
12/31/2022	4.93	0	0	N/A	-1.5%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BlackRock High Yield - 16-ZZS (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.65

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.65	0	$0	N/A	13.2%
12/31/2022	4.99	0	0	N/A	-0.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BlackRock Small Cap Index - 16-ZZR (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.64

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.64	0	$0	N/A	16.7%
12/31/2022	4.83	0	0	N/A	-3.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BlackRock Total Return - 16-ZZQ (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.08

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.08	0	$0	N/A	5.8%
12/31/2022	4.80	0	0	N/A	-4.0%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Cboe VEST S&P 500 Buffer Strategy Fund 10 buffer - 16-ZZP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,487	$50,434	2,423
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$55,487

	Net Assets	Units Outstanding	Accumulation Unit Value
	$55,487	4,808	$11.54

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			392
Realized gain distributions			433
Net change in unrealized appreciation (depreciation)			5,088
Net gain (loss)			5,913

Increase (decrease) in net assets from operations			$5,913

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	392	21
	Realized gain distributions	433	-
	Net change in unrealized appreciation (depreciation)	5,088	(35)

	Increase (decrease) in net assets from operations	5,913	(14)

	Contract owner transactions:
	Proceeds from units sold	54,312	4,163
	Cost of units redeemed	(19)	(11)
	Account charges	(8,530)	(327)
	Increase (decrease)	45,763	3,825
	Net increase (decrease)	51,676	3,811
	Net assets, beginning	3,811	-
	Net assets, ending	$55,487	$3,811

	Units sold	5,235	426
	Units redeemed	(820)	(33)
	Net increase (decrease)	4,415	393
	Units outstanding, beginning	393	-
	Units outstanding, ending	4,808	393

	* Date of Fund Inception into Variable Account: 8 /24 /2022
	Accumulation unit value on date of inception: $10 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$58,475
Cost of units redeemed/account charges			(8,887)
Net investment income (loss)			-
Net realized gain (loss)			413
Realized gain distributions			433
Net change in unrealized appreciation (depreciation)			5,053
Net assets			$55,487

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$11.54	5	$55	N/A	19.0%
12/31/2022	9.70	0	4	N/A	-3.0%
12/31/2021	10.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Cboe VEST S&P 500 Buffer Strategy Fund 20 buffer- 16-ZZO

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,790	$30,327	1,411
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$30,790

	Net Assets	Units Outstanding	Accumulation Unit Value
	$30,790	2,703	$11.39

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			336
Realized gain distributions			1,313
Net change in unrealized appreciation (depreciation)			479
Net gain (loss)			2,128

Increase (decrease) in net assets from operations			$2,128

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	336	(1)
	Realized gain distributions	1,313	-
	Net change in unrealized appreciation (depreciation)	479	(16)

	Increase (decrease) in net assets from operations	2,128	(17)

	Contract owner transactions:
	Proceeds from units sold	27,873	6,218
	Cost of units redeemed	-	-
	Account charges	(5,254)	(158)
	Increase (decrease)	22,619	6,060
	Net increase (decrease)	24,747	6,043
	Net assets, beginning	6,043	-
	Net assets, ending	$30,790	$6,043

	Units sold	2,603	619
	Units redeemed	(504)	(15)
	Net increase (decrease)	2,099	604
	Units outstanding, beginning	604	-
	Units outstanding, ending	2,703	604

	* Date of Fund Inception into Variable Account: 8 /24 /2022
	Accumulation unit value on date of inception: $10 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$34,091
Cost of units redeemed/account charges			(5,412)
Net investment income (loss)			-
Net realized gain (loss)			335
Realized gain distributions			1,313
Net change in unrealized appreciation (depreciation)			463
Net assets			$30,790

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$11.39	3	$31	N/A	13.9%
12/31/2022	10.01	1	6	N/A	0.1%
12/31/2021	10.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust ClearBridge Variable Large Cap Value Portfolio - 16-ZZN (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$6.09

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.09	0	$0	N/A	15.1%
12/31/2022	5.29	0	0	N/A	5.9%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust ClearBridge Variable Mid Cap Portfolio - 16-ZZM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30	$29	1
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$30

	Net Assets	Units Outstanding	Accumulation Unit Value
	$30	6	$5.33

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			1

Increase (decrease) in net assets from operations			$1

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	1	-

	Increase (decrease) in net assets from operations	1	-

	Contract owner transactions:
	Proceeds from units sold	54	-
	Cost of units redeemed	-	-
	Account charges	(25)	-
	Increase (decrease)	29	-
	Net increase (decrease)	30	-
	Net assets, beginning	-	-
	Net assets, ending	$30	$-

	Units sold	11	-
	Units redeemed	(5)	-
	Net increase (decrease)	6	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	6	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$54
Cost of units redeemed/account charges			(25)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net assets			$30

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.33	0	$0	N/A	12.9%
12/31/2022	4.72	0	0	N/A	-5.7%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust DFA Inflation Protected Securities - 16-ZZL

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,642	$59,811	6,509
Receivables: investments sold	335
Payables: investments purchased	-
Net assets	$58,977

	Net Assets	Units Outstanding	Accumulation Unit Value
	$58,977	11,909	$4.95

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,961
Net investment income (loss)			1,961

Gain (loss) on investments:
Net realized gain (loss)			(832)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(290)
Net gain (loss)			(1,122)

Increase (decrease) in net assets from operations			$839

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,961	$991
	Net realized gain (loss)	(832)	7
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(290)	(879)

	Increase (decrease) in net assets from operations	839	119

	Contract owner transactions:
	Proceeds from units sold	58,872	12,020
	Cost of units redeemed	(4,234)	(11)
	Account charges	(8,214)	(414)
	Increase (decrease)	46,424	11,595
	Net increase (decrease)	47,263	11,714
	Net assets, beginning	11,714	-
	Net assets, ending	$58,977	$11,714

	Units sold	13,051	2,556
	Units redeemed	(3,602)	(96)
	Net increase (decrease)	9,449	2,460
	Units outstanding, beginning	2,460	-
	Units outstanding, ending	11,909	2,460

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$70,892
Cost of units redeemed/account charges			(12,873)
Net investment income (loss)			2,952
Net realized gain (loss)			(825)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,169)
Net assets			$58,977

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.95	12	$59	N/A	4.0%
12/31/2022	4.76	2	12	N/A	-4.8%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.5%
2022	16.9%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust DFA International Small Portfolio - 16-ZZK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31	$29	2
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$31

	Net Assets	Units Outstanding	Accumulation Unit Value
	$31	5	$5.84

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2
Net gain (loss)			2

Increase (decrease) in net assets from operations			$2

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	2	-

	Increase (decrease) in net assets from operations	2	-

	Contract owner transactions:
	Proceeds from units sold	54	-
	Cost of units redeemed	-	-
	Account charges	(25)	-
	Increase (decrease)	29	-
	Net increase (decrease)	31	-
	Net assets, beginning	-	-
	Net assets, ending	$31	$-

	Units sold	9	-
	Units redeemed	(4)	-
	Net increase (decrease)	5	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	5	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$54
Cost of units redeemed/account charges			(25)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2
Net assets			$31

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.84	0	$0	N/A	14.1%
12/31/2022	5.12	0	0	N/A	2.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust DFA US Targeted Value - 16-ZZJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,221	$48,354	2,322
Receivables: investments sold	278
Payables: investments purchased	-
Net assets	$52,499

	Net Assets	Units Outstanding	Accumulation Unit Value
	$52,499	8,423	$6.23

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$711
Net investment income (loss)			711

Gain (loss) on investments:
Net realized gain (loss)			(471)
Realized gain distributions			3,165
Net change in unrealized appreciation (depreciation)			4,688
Net gain (loss)			7,382

Increase (decrease) in net assets from operations			$8,093

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$711	$108
	Net realized gain (loss)	(471)	374
	Realized gain distributions	3,165	640
	Net change in unrealized appreciation (depreciation)	4,688	(821)

	Increase (decrease) in net assets from operations	8,093	301

	Contract owner transactions:
	Proceeds from units sold	46,253	8,584
	Cost of units redeemed	(3,008)	(328)
	Account charges	(7,066)	(330)
	Increase (decrease)	36,179	7,926
	Net increase (decrease)	44,272	8,227
	Net assets, beginning	8,227	-
	Net assets, ending	$52,499	$8,227

	Units sold	9,057	1,659
	Units redeemed	(2,218)	(75)
	Net increase (decrease)	6,839	1,584
	Units outstanding, beginning	1,584	-
	Units outstanding, ending	8,423	1,584

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$54,837
Cost of units redeemed/account charges			(10,732)
Net investment income (loss)			819
Net realized gain (loss)			(97)
Realized gain distributions			3,805
Net change in unrealized appreciation (depreciation)			3,867
Net assets			$52,499

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.23	8	$52	N/A	20.0%
12/31/2022	5.19	2	8	N/A	3.8%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	2.6%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Floating Rate High Income Portfolio - 16-ZZI (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.76

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.76	0	$0	N/A	12.2%
12/31/2022	5.13	0	0	N/A	2.7%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Growth & Income Portfolio - 16-ZZH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,390	$3,212	125
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3,390

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,390	551	$6.15

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$54
Net investment income (loss)			54

Gain (loss) on investments:
Net realized gain (loss)			17
Realized gain distributions			113
Net change in unrealized appreciation (depreciation)			178
Net gain (loss)			308

Increase (decrease) in net assets from operations			$362

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$54	$-
	Net realized gain (loss)	17	-
	Realized gain distributions	113	-
	Net change in unrealized appreciation (depreciation)	178	-

	Increase (decrease) in net assets from operations	362	-

	Contract owner transactions:
	Proceeds from units sold	3,306	354
	Cost of units redeemed	-	-
	Account charges	(626)	(6)
	Increase (decrease)	2,680	348
	Net increase (decrease)	3,042	348
	Net assets, beginning	348	-
	Net assets, ending	$3,390	$348

	Units sold	594	68
	Units redeemed	(110)	(1)
	Net increase (decrease)	484	67
	Units outstanding, beginning	67	-
	Units outstanding, ending	551	67

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,660
Cost of units redeemed/account charges			(632)
Net investment income (loss)			54
Net realized gain (loss)			17
Realized gain distributions			113
Net change in unrealized appreciation (depreciation)			178
Net assets			$3,390

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.15	1	$3	N/A	18.7%
12/31/2022	5.18	0	0	N/A	3.6%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Growth Opportunities Portfolio - 16-ZZG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$555	$483	9
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$555

	Net Assets	Units Outstanding	Accumulation Unit Value
	$555	85	$6.50

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			14
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			72
Net gain (loss)			86

Increase (decrease) in net assets from operations			$86

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	14	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	72	-

	Increase (decrease) in net assets from operations	86	-

	Contract owner transactions:
	Proceeds from units sold	560	-
	Cost of units redeemed	-	-
	Account charges	(91)	-
	Increase (decrease)	469	-
	Net increase (decrease)	555	-
	Net assets, beginning	-	-
	Net assets, ending	$555	$-

	Units sold	100	-
	Units redeemed	(15)	-
	Net increase (decrease)	85	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	85	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$560
Cost of units redeemed/account charges			(91)
Net investment income (loss)			-
Net realized gain (loss)			14
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			72
Net assets			$555

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.50	0	$1	N/A	45.6%
12/31/2022	4.46	0	0	N/A	-10.8%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Strategic Income Portfolio - 16-ZZF (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.41

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.41	0	$0	N/A	9.4%
12/31/2022	4.94	0	0	N/A	-1.2%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Value Portfolio - 16-ZZE

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,259	$6,758	379
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$7,259

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,259	1,199	$6.05

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$85
Net investment income (loss)			85

Gain (loss) on investments:
Net realized gain (loss)			33
Realized gain distributions			242
Net change in unrealized appreciation (depreciation)			501
Net gain (loss)			776

Increase (decrease) in net assets from operations			$861

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$85	$-
	Net realized gain (loss)	33	-
	Realized gain distributions	242	-
	Net change in unrealized appreciation (depreciation)	501	-

	Increase (decrease) in net assets from operations	861	-

	Contract owner transactions:
	Proceeds from units sold	7,233	355
	Cost of units redeemed	-	-
	Account charges	(1,184)	(6)
	Increase (decrease)	6,049	349
	Net increase (decrease)	6,910	349
	Net assets, beginning	349	-
	Net assets, ending	$7,259	$349

	Units sold	1,345	70
	Units redeemed	(215)	(1)
	Net increase (decrease)	1,130	69
	Units outstanding, beginning	69	-
	Units outstanding, ending	1,199	69

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,588
Cost of units redeemed/account charges			(1,190)
Net investment income (loss)			85
Net realized gain (loss)			33
Realized gain distributions			242
Net change in unrealized appreciation (depreciation)			501
Net assets			$7,259

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.05	1	$7	N/A	19.8%
12/31/2022	5.05	0	0	N/A	1.0%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Franklin Small-Mid Cap Growth VIP Fund - 16-ZZD

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32	$29	1
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$32

	Net Assets	Units Outstanding	Accumulation Unit Value
	$32	5	$5.96

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3
Net gain (loss)			3

Increase (decrease) in net assets from operations			$3

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	3	-

	Increase (decrease) in net assets from operations	3	-

	Contract owner transactions:
	Proceeds from units sold	54	-
	Cost of units redeemed	-	-
	Account charges	(25)	-
	Increase (decrease)	29	-
	Net increase (decrease)	32	-
	Net assets, beginning	-	-
	Net assets, ending	$32	$-

	Units sold	9	-
	Units redeemed	(4)	-
	Net increase (decrease)	5	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	5	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$54
Cost of units redeemed/account charges			(25)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3
Net assets			$32

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.96	0	$0	N/A	27.1%
12/31/2022	4.69	0	0	N/A	-6.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. American Value - 16-ZZC (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$6.37

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.37	0	$0	N/A	15.6%
12/31/2022	5.51	0	0	N/A	10.1%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Core Plus Bond - 16-ZZB

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,135	$106,775	19,118
Receivables: investments sold	607
Payables: investments purchased	-
Net assets	$109,742

	Net Assets	Units Outstanding	Accumulation Unit Value
	$109,742	21,425	$5.12

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,443
Net investment income (loss)			2,443

Gain (loss) on investments:
Net realized gain (loss)			71
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,829
Net gain (loss)			1,900

Increase (decrease) in net assets from operations			$4,343

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,443	$20
	Net realized gain (loss)	71	5
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	1,829	531

	Increase (decrease) in net assets from operations	4,343	556

	Contract owner transactions:
	Proceeds from units sold	106,544	21,963
	Cost of units redeemed	(7,857)	-
	Account charges	(15,040)	(767)
	Increase (decrease)	83,647	21,196
	Net increase (decrease)	87,990	21,752
	Net assets, beginning	21,752	-
	Net assets, ending	$109,742	$21,752

	Units sold	23,486	4,685
	Units redeemed	(6,568)	(178)
	Net increase (decrease)	16,918	4,507
	Units outstanding, beginning	4,507	-
	Units outstanding, ending	21,425	4,507

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$128,507
Cost of units redeemed/account charges			(23,664)
Net investment income (loss)			2,463
Net realized gain (loss)			76
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,360
Net assets			$109,742

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.12	21	$110	N/A	6.1%
12/31/2022	4.83	5	22	N/A	-3.5%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	0.2%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Discovery Mid Cap Growth Fund - 16-ZZA

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30	$28	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$30

	Net Assets	Units Outstanding	Accumulation Unit Value
	$30	5	$5.50

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2
Net gain (loss)			2

Increase (decrease) in net assets from operations			$2

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	2	-

	Increase (decrease) in net assets from operations	2	-

	Contract owner transactions:
	Proceeds from units sold	53	-
	Cost of units redeemed	-	-
	Account charges	(25)	-
	Increase (decrease)	28	-
	Net increase (decrease)	30	-
	Net assets, beginning	-	-
	Net assets, ending	$30	$-

	Units sold	10	-
	Units redeemed	(5)	-
	Net increase (decrease)	5	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	5	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$53
Cost of units redeemed/account charges			(25)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2
Net assets			$30

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.50	0	$0	N/A	13.2%
12/31/2022	4.86	0	0	N/A	-2.8%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Main Street Small Cap Fund - 16-ZZ1 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.82

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.82	0	$0	N/A	18.1%
12/31/2022	4.93	0	0	N/A	-1.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust MFS Mid-Cap Growth Series - 16-ZZ2

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31	$29	3
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$31

	Net Assets	Units Outstanding	Accumulation Unit Value
	$31	5	$5.79

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2
Net gain (loss)			2

Increase (decrease) in net assets from operations			$2

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	2	-

	Increase (decrease) in net assets from operations	2	-

	Contract owner transactions:
	Proceeds from units sold	54	-
	Cost of units redeemed	-	-
	Account charges	(25)	-
	Increase (decrease)	29	-
	Net increase (decrease)	31	-
	Net assets, beginning	-	-
	Net assets, ending	$31	$-

	Units sold	9	-
	Units redeemed	(4)	-
	Net increase (decrease)	5	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	5	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$54
Cost of units redeemed/account charges			(25)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2
Net assets			$31

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.79	0	$0	N/A	21.3%
12/31/2022	4.77	0	0	N/A	-4.6%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust MFS New Discovery Series - 16-ZZ3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,796	$32,934	2,782
Receivables: investments sold	210
Payables: investments purchased	-
Net assets	$36,006

	Net Assets	Units Outstanding	Accumulation Unit Value
	$36,006	6,615	$5.44

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			325
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,835
Net gain (loss)			3,160

Increase (decrease) in net assets from operations			$3,160

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	325	109
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	2,835	27

	Increase (decrease) in net assets from operations	3,160	136

	Contract owner transactions:
	Proceeds from units sold	33,522	6,286
	Cost of units redeemed	(1,659)	(86)
	Account charges	(5,111)	(242)
	Increase (decrease)	26,752	5,958
	Net increase (decrease)	29,912	6,094
	Net assets, beginning	6,094	-
	Net assets, ending	$36,006	$6,094

	Units sold	6,970	1,341
	Units redeemed	(1,636)	(60)
	Net increase (decrease)	5,334	1,281
	Units outstanding, beginning	1,281	-
	Units outstanding, ending	6,615	1,281

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$39,808
Cost of units redeemed/account charges			(7,098)
Net investment income (loss)			-
Net realized gain (loss)			434
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,862
Net assets			$36,006

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.44	7	$36	N/A	14.4%
12/31/2022	4.76	1	6	N/A	-4.8%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust PIMCO Income Portfolio - 16-ZZ4 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.48

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.48	0	$0	N/A	8.4%
12/31/2022	5.06	0	0	N/A	1.1%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust PIMCO Long-Term US Government Portfolio - 16-ZZ5 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$4.57

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.57	0	$0	N/A	4.1%
12/31/2022	4.39	0	0	N/A	-12.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust PIMCO Low Duration Portfolio - 16-ZZ6 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.22

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.22	0	$0	N/A	5.1%
12/31/2022	4.97	0	0	N/A	-0.7%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust PIMCO Total Return - 16-ZZ7 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.10

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.10	0	$0	N/A	6.1%
12/31/2022	4.81	0	0	N/A	-3.8%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust TOPS Managed Risk Balanced ETF Portfolio – Class 1 - 16-ZZ8 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$16.10

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below.  The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges.  The Variable Account uses these accumulation unit values for processing participant transactions.  See Note 2 for additional information. (a) Effective August 18, 2023, the fund underwent a 1-for-5 reverse share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change thenet assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$16.10	0	$0	N/A	9.5%
12/31/2022	14.70	0	0	N/A	-2.0%
12/31/2021	15.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust TOPS Managed Risk Growth ETF Portfolio – Class 1 - 16-ZZ9 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$10.94

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below.  The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges.  The Variable Account uses these accumulation unit values for processing participant transactions.  See Note 2 for additional information. (a) Effective August 18, 2023, the fund underwent a 1-for-5 reverse share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change thenet assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$10.94	0	$0	N/A	11.4%
12/31/2022	9.83	0	0	N/A	-1.7%
12/31/2021	10.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust TOPS Managed Risk Moderate Growth ETF Portfolio – Class 1 - 16-ZZ0 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$27.09

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below.  The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges.  The Variable Account uses these accumulation unit values for processing participant transactions.  See Note 2 for additional information. (a) Effective August 18, 2023, the fund underwent a 1-for-5 reverse share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change thenet assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$27.09	0	$0	N/A	10.6%
12/31/2022	24.49	0	0	N/A	-2.1%
12/31/2021	25.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Total International Stock Market Index Portfolio - 16-ZYN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$149,869	$137,528	7,146
Receivables: investments sold	845
Payables: investments purchased	-
Net assets	$150,714

	Net Assets	Units Outstanding	Accumulation Unit Value
	$150,714	25,746	$5.85

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,130
Net investment income (loss)			1,130

Gain (loss) on investments:
Net realized gain (loss)			6,931
Realized gain distributions			473
Net change in unrealized appreciation (depreciation)			10,714
Net gain (loss)			18,118

Increase (decrease) in net assets from operations			$19,248

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,130	$-
	Net realized gain (loss)	6,931	382
	Realized gain distributions	473	-
	Net change in unrealized appreciation (depreciation)	10,714	1,627

	Increase (decrease) in net assets from operations	19,248	2,009

	Contract owner transactions:
	Proceeds from units sold	220,225	28,339
	Cost of units redeemed	(94,669)	(257)
	Account charges	(22,897)	(1,284)
	Increase (decrease)	102,659	26,798
	Net increase (decrease)	121,907	28,807
	Net assets, beginning	28,807	-
	Net assets, ending	$150,714	$28,807

	Units sold	42,061	5,994
	Units redeemed	(22,001)	(308)
	Net increase (decrease)	20,060	5,686
	Units outstanding, beginning	5,686	-
	Units outstanding, ending	25,746	5,686

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$248,564
Cost of units redeemed/account charges			(119,107)
Net investment income (loss)			1,130
Net realized gain (loss)			7,313
Realized gain distributions			473
Net change in unrealized appreciation (depreciation)			12,341
Net assets			$150,714

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.85	26	$151	N/A	15.5%
12/31/2022	5.07	6	29	N/A	1.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Capital Growth Portfolio - 16-ZYZ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,176	$5,592	135
Receivables: investments sold	114
Payables: investments purchased	-
Net assets	$6,290

	Net Assets	Units Outstanding	Accumulation Unit Value
	$6,290	1,010	$6.23

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$19
Net investment income (loss)			19

Gain (loss) on investments:
Net realized gain (loss)			110
Realized gain distributions			92
Net change in unrealized appreciation (depreciation)			576
Net gain (loss)			778

Increase (decrease) in net assets from operations			$797

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$19	$-
	Net realized gain (loss)	110	-
	Realized gain distributions	92	-
	Net change in unrealized appreciation (depreciation)	576	8

	Increase (decrease) in net assets from operations	797	8

	Contract owner transactions:
	Proceeds from units sold	6,148	975
	Cost of units redeemed	(156)	-
	Account charges	(1,410)	(72)
	Increase (decrease)	4,582	903
	Net increase (decrease)	5,379	911
	Net assets, beginning	911	-
	Net assets, ending	$6,290	$911

	Units sold	1,180	201
	Units redeemed	(357)	(14)
	Net increase (decrease)	823	187
	Units outstanding, beginning	187	-
	Units outstanding, ending	1,010	187

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,123
Cost of units redeemed/account charges			(1,638)
Net investment income (loss)			19
Net realized gain (loss)			110
Realized gain distributions			92
Net change in unrealized appreciation (depreciation)			584
Net assets			$6,290

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.23	1	$6	N/A	28.0%
12/31/2022	4.87	0	1	N/A	-2.6%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Diversified Value Portfolio - 16-ZYY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,032	$12,073	833
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$13,032

	Net Assets	Units Outstanding	Accumulation Unit Value
	$13,032	2,159	$6.04

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13
Net investment income (loss)			13

Gain (loss) on investments:
Net realized gain (loss)			29
Realized gain distributions			49
Net change in unrealized appreciation (depreciation)			956
Net gain (loss)			1,034

Increase (decrease) in net assets from operations			$1,047

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$13	$-
	Net realized gain (loss)	29	1
	Realized gain distributions	49	-
	Net change in unrealized appreciation (depreciation)	956	3

	Increase (decrease) in net assets from operations	1,047	4

	Contract owner transactions:
	Proceeds from units sold	13,286	767
	Cost of units redeemed	(108)	(1)
	Account charges	(1,865)	(98)
	Increase (decrease)	11,313	668
	Net increase (decrease)	12,360	672
	Net assets, beginning	672	-
	Net assets, ending	$13,032	$672

	Units sold	2,382	153
	Units redeemed	(357)	(19)
	Net increase (decrease)	2,025	134
	Units outstanding, beginning	134	-
	Units outstanding, ending	2,159	134

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$14,053
Cost of units redeemed/account charges			(2,072)
Net investment income (loss)			13
Net realized gain (loss)			30
Realized gain distributions			49
Net change in unrealized appreciation (depreciation)			959
Net assets			$13,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.04	2	$13	N/A	20.1%
12/31/2022	5.03	0	1	N/A	0.5%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Equity Income Portfolio - 16-ZYX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$333,339	$321,469	13,970
Receivables: investments sold	697
Payables: investments purchased	-
Net assets	$334,036

	Net Assets	Units Outstanding	Accumulation Unit Value
	$334,036	58,547	$5.71

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,823
Net investment income (loss)			4,823

Gain (loss) on investments:
Net realized gain (loss)			(3,579)
Realized gain distributions			9,429
Net change in unrealized appreciation (depreciation)			11,593
Net gain (loss)			17,443

Increase (decrease) in net assets from operations			$22,266

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$4,823	$-
	Net realized gain (loss)	(3,579)	1,019
	Realized gain distributions	9,429	-
	Net change in unrealized appreciation (depreciation)	11,593	277

	Increase (decrease) in net assets from operations	22,266	1,296

	Contract owner transactions:
	Proceeds from units sold	371,633	23,166
	Cost of units redeemed	(49,827)	(868)
	Account charges	(32,704)	(926)
	Increase (decrease)	289,102	21,372
	Net increase (decrease)	311,368	22,668
	Net assets, beginning	22,668	-
	Net assets, ending	$334,036	$22,668

	Units sold	70,653	4,506
	Units redeemed	(16,401)	(211)
	Net increase (decrease)	54,252	4,295
	Units outstanding, beginning	4,295	-
	Units outstanding, ending	58,547	4,295

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$394,799
Cost of units redeemed/account charges			(84,325)
Net investment income (loss)			4,823
Net realized gain (loss)			(2,560)
Realized gain distributions			9,429
Net change in unrealized appreciation (depreciation)			11,870
Net assets			$334,036

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.71	59	$334	N/A	8.1%
12/31/2022	5.28	4	23	N/A	5.6%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Equity Index Portfolio - 16-ZYW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$320,390	$298,146	5,272
Receivables: investments sold	671
Payables: investments purchased	-
Net assets	$321,061

	Net Assets	Units Outstanding	Accumulation Unit Value
	$321,061	52,642	$6.10

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$494
Net investment income (loss)			494

Gain (loss) on investments:
Net realized gain (loss)			1,301
Realized gain distributions			1,094
Net change in unrealized appreciation (depreciation)			22,432
Net gain (loss)			24,827

Increase (decrease) in net assets from operations			$25,321

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$494	$-
	Net realized gain (loss)	1,301	1,671
	Realized gain distributions	1,094	-
	Net change in unrealized appreciation (depreciation)	22,432	(188)

	Increase (decrease) in net assets from operations	25,321	1,483

	Contract owner transactions:
	Proceeds from units sold	317,154	21,936
	Cost of units redeemed	(8,002)	(1,516)
	Account charges	(34,179)	(1,136)
	Increase (decrease)	274,973	19,284
	Net increase (decrease)	300,294	20,767
	Net assets, beginning	20,767	-
	Net assets, ending	$321,061	$20,767

	Units sold	57,421	4,557
	Units redeemed	(9,073)	(263)
	Net increase (decrease)	48,348	4,294
	Units outstanding, beginning	4,294	-
	Units outstanding, ending	52,642	4,294

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$339,090
Cost of units redeemed/account charges			(44,833)
Net investment income (loss)			494
Net realized gain (loss)			2,972
Realized gain distributions			1,094
Net change in unrealized appreciation (depreciation)			22,244
Net assets			$321,061

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.10	53	$321	N/A	26.1%
12/31/2022	4.84	4	21	N/A	-3.3%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Global Bond Index Portfolio - 16-ZYV (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.11

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.11	0	$0	N/A	6.5%
12/31/2022	4.80	0	0	N/A	-4.1%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard High Yield Bond Portfolio - 16-ZYU

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,169	$23,682	3,433
Receivables: investments sold	134
Payables: investments purchased	-
Net assets	$25,303

	Net Assets	Units Outstanding	Accumulation Unit Value
	$25,303	4,551	$5.56

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$309
Net investment income (loss)			309

Gain (loss) on investments:
Net realized gain (loss)			51
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,416
Net gain (loss)			1,467

Increase (decrease) in net assets from operations			$1,776

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$309	$-
	Net realized gain (loss)	51	11
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	1,416	71

	Increase (decrease) in net assets from operations	1,776	82

	Contract owner transactions:
	Proceeds from units sold	23,965	5,353
	Cost of units redeemed	(2,378)	(5)
	Account charges	(3,316)	(174)
	Increase (decrease)	18,271	5,174
	Net increase (decrease)	20,047	5,256
	Net assets, beginning	5,256	-
	Net assets, ending	$25,303	$5,256

	Units sold	5,109	1,092
	Units redeemed	(1,614)	(36)
	Net increase (decrease)	3,495	1,056
	Units outstanding, beginning	1,056	-
	Units outstanding, ending	4,551	1,056

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$29,318
Cost of units redeemed/account charges			(5,873)
Net investment income (loss)			309
Net realized gain (loss)			62
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,487
Net assets			$25,303

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.56	5	$25	N/A	11.7%
12/31/2022	4.98	1	5	N/A	-0.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard International Portfolio - 16-ZYT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,570	$2,387	104
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,570

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,570	466	$5.52

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4
Net investment income (loss)			4

Gain (loss) on investments:
Net realized gain (loss)			38
Realized gain distributions			9
Net change in unrealized appreciation (depreciation)			156
Net gain (loss)			203

Increase (decrease) in net assets from operations			$207

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$4	$-
	Net realized gain (loss)	38	1
	Realized gain distributions	9	-
	Net change in unrealized appreciation (depreciation)	156	27

	Increase (decrease) in net assets from operations	207	28

	Contract owner transactions:
	Proceeds from units sold	2,823	281
	Cost of units redeemed	(68)	-
	Account charges	(673)	(28)
	Increase (decrease)	2,082	253
	Net increase (decrease)	2,289	281
	Net assets, beginning	281	-
	Net assets, ending	$2,570	$281

	Units sold	554	64
	Units redeemed	(146)	(6)
	Net increase (decrease)	408	58
	Units outstanding, beginning	58	-
	Units outstanding, ending	466	58

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,104
Cost of units redeemed/account charges			(769)
Net investment income (loss)			4
Net realized gain (loss)			39
Realized gain distributions			9
Net change in unrealized appreciation (depreciation)			183
Net assets			$2,570

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.52	0	$3	N/A	14.7%
12/31/2022	4.81	0	0	N/A	-3.7%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Mid-Cap Index Portfolio - 16-ZYS

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$133,048	$120,027	5,586
Receivables: investments sold	631
Payables: investments purchased	-
Net assets	$133,679

	Net Assets	Units Outstanding	Accumulation Unit Value
	$133,679	23,449	$5.70

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$402
Net investment income (loss)			402

Gain (loss) on investments:
Net realized gain (loss)			239
Realized gain distributions			504
Net change in unrealized appreciation (depreciation)			12,953
Net gain (loss)			13,696

Increase (decrease) in net assets from operations			$14,098

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$402	$-
	Net realized gain (loss)	239	784
	Realized gain distributions	504	-
	Net change in unrealized appreciation (depreciation)	12,953	68

	Increase (decrease) in net assets from operations	14,098	852

	Contract owner transactions:
	Proceeds from units sold	124,989	20,517
	Cost of units redeemed	(5,073)	(698)
	Account charges	(20,121)	(885)
	Increase (decrease)	99,795	18,934
	Net increase (decrease)	113,893	19,786
	Net assets, beginning	19,786	-
	Net assets, ending	$133,679	$19,786

	Units sold	25,085	4,235
	Units redeemed	(5,656)	(215)
	Net increase (decrease)	19,429	4,020
	Units outstanding, beginning	4,020	-
	Units outstanding, ending	23,449	4,020

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$145,506
Cost of units redeemed/account charges			(26,777)
Net investment income (loss)			402
Net realized gain (loss)			1,023
Realized gain distributions			504
Net change in unrealized appreciation (depreciation)			13,021
Net assets			$133,679

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.70	23	$134	N/A	15.8%
12/31/2022	4.92	4	20	N/A	-1.6%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Money Market Portfolio - 16-ZYR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,478,240	$1,478,021	1,483,780
Receivables: investments sold	5,758
Payables: investments purchased	-
Net assets	$1,483,998

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,483,998	1,394,375	$1.06

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$27,469
Net investment income (loss)			27,469

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			219
Net gain (loss)			223

Increase (decrease) in net assets from operations			$27,692

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$27,469	$751
	Net realized gain (loss)	-	-
	Realized gain distributions	4	-
	Net change in unrealized appreciation (depreciation)	219	-

	Increase (decrease) in net assets from operations	27,692	751

	Contract owner transactions:
	Proceeds from units sold	4,105,681	614,605
	Cost of units redeemed	(2,815,091)	(396,091)
	Account charges	(44,343)	(9,206)
	Increase (decrease)	1,246,247	209,308
	Net increase (decrease)	1,273,939	210,059
	Net assets, beginning	210,059	-
	Net assets, ending	$1,483,998	$210,059

	Units sold	4,265,548	659,522
	Units redeemed	(3,078,524)	(452,171)
	Net increase (decrease)	1,187,024	207,351
	Units outstanding, beginning	207,351	-
	Units outstanding, ending	1,394,375	207,351

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,720,286
Cost of units redeemed/account charges			(3,264,731)
Net investment income (loss)			28,220
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			219
Net assets			$1,483,998

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	1,394	$1,484	N/A	5.1%
12/31/2022	1.01	207	210	N/A	1.3%
12/31/2021	1.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	0.7%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Short-Term Investment-Grade Portfolio - 16-ZYQ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,220	$3,138	312
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3,220

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,220	611	$5.27

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10
Net investment income (loss)			10

Gain (loss) on investments:
Net realized gain (loss)			9
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			76
Net gain (loss)			85

Increase (decrease) in net assets from operations			$95

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$10	$-
	Net realized gain (loss)	9	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	76	6

	Increase (decrease) in net assets from operations	95	6

	Contract owner transactions:
	Proceeds from units sold	3,764	415
	Cost of units redeemed	(34)	-
	Account charges	(972)	(54)
	Increase (decrease)	2,758	361
	Net increase (decrease)	2,853	367
	Net assets, beginning	367	-
	Net assets, ending	$3,220	$367

	Units sold	734	84
	Units redeemed	(197)	(10)
	Net increase (decrease)	537	74
	Units outstanding, beginning	74	-
	Units outstanding, ending	611	74

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,179
Cost of units redeemed/account charges			(1,060)
Net investment income (loss)			10
Net realized gain (loss)			9
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			82
Net assets			$3,220

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.27	1	$3	N/A	6.2%
12/31/2022	4.96	0	0	N/A	-0.7%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Small Company Growth - 16-ZYP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,982	$8,116	510
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$8,982

	Net Assets	Units Outstanding	Accumulation Unit Value
	$8,982	1,587	$5.66

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4
Net investment income (loss)			4

Gain (loss) on investments:
Net realized gain (loss)			21
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			866
Net gain (loss)			887

Increase (decrease) in net assets from operations			$891

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$4	$-
	Net realized gain (loss)	21	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	866	-

	Increase (decrease) in net assets from operations	891	-

	Contract owner transactions:
	Proceeds from units sold	9,643	360
	Cost of units redeemed	-	-
	Account charges	(1,905)	(7)
	Increase (decrease)	7,738	353
	Net increase (decrease)	8,629	353
	Net assets, beginning	353	-
	Net assets, ending	$8,982	$353

	Units sold	1,889	76
	Units redeemed	(377)	(1)
	Net increase (decrease)	1,512	75
	Units outstanding, beginning	75	-
	Units outstanding, ending	1,587	75

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,003
Cost of units redeemed/account charges			(1,912)
Net investment income (loss)			4
Net realized gain (loss)			21
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			866
Net assets			$8,982

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.66	2	$9	N/A	19.6%
12/31/2022	4.73	0	0	N/A	-5.4%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Total Bond Market Index Portfolio - 16-ZYO

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$120,912	$117,156	11,431
Receivables: investments sold	607
Payables: investments purchased	-
Net assets	$121,519

	Net Assets	Units Outstanding	Accumulation Unit Value
	$121,519	23,979	$5.07

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$733
Net investment income (loss)			733

Gain (loss) on investments:
Net realized gain (loss)			(118)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,313
Net gain (loss)			3,195

Increase (decrease) in net assets from operations			$3,928

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$733	$-
	Net realized gain (loss)	(118)	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	3,313	443

	Increase (decrease) in net assets from operations	3,928	443

	Contract owner transactions:
	Proceeds from units sold	120,714	22,646
	Cost of units redeemed	(7,813)	8
	Account charges	(17,563)	(844)
	Increase (decrease)	95,338	21,810
	Net increase (decrease)	99,266	22,253
	Net assets, beginning	22,253	-
	Net assets, ending	$121,519	$22,253

	Units sold	26,454	4,830
	Units redeemed	(7,111)	(194)
	Net increase (decrease)	19,343	4,636
	Units outstanding, beginning	4,636	-
	Units outstanding, ending	23,979	4,636

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$143,360
Cost of units redeemed/account charges			(26,212)
Net investment income (loss)			733
Net realized gain (loss)			(118)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,756
Net assets			$121,519

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.07	24	$122	N/A	5.6%
12/31/2022	4.80	5	22	N/A	-4.0%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Total Stock Market Index Portfolio - 16-ZYM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$98,116	$88,714	1,984
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$98,116

	Net Assets	Units Outstanding	Accumulation Unit Value
	$98,116	16,158	$6.07

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$244
Net investment income (loss)			244

Gain (loss) on investments:
Net realized gain (loss)			115
Realized gain distributions			1,192
Net change in unrealized appreciation (depreciation)			9,965
Net gain (loss)			11,272

Increase (decrease) in net assets from operations			$11,516

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$244	$-
	Net realized gain (loss)	115	4
	Realized gain distributions	1,192	-
	Net change in unrealized appreciation (depreciation)	9,965	(563)

	Increase (decrease) in net assets from operations	11,516	(559)

	Contract owner transactions:
	Proceeds from units sold	76,157	18,898
	Cost of units redeemed	(22)	(13)
	Account charges	(7,413)	(448)
	Increase (decrease)	68,722	18,437
	Net increase (decrease)	80,238	17,878
	Net assets, beginning	17,878	-
	Net assets, ending	$98,116	$17,878

	Units sold	13,841	3,800
	Units redeemed	(1,391)	(92)
	Net increase (decrease)	12,450	3,708
	Units outstanding, beginning	3,708	-
	Units outstanding, ending	16,158	3,708

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$95,055
Cost of units redeemed/account charges			(7,896)
Net investment income (loss)			244
Net realized gain (loss)			119
Realized gain distributions			1,192
Net change in unrealized appreciation (depreciation)			9,402
Net assets			$98,116

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.07	16	$98	N/A	26.0%
12/31/2022	4.82	4	18	N/A	-3.6%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Real Estate Index - 16-ZYL

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128,554	$117,840	10,820
Receivables: investments sold	420
Payables: investments purchased	-
Net assets	$128,974

	Net Assets	Units Outstanding	Accumulation Unit Value
	$128,974	25,697	$5.02

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$419
Net investment income (loss)			419

Gain (loss) on investments:
Net realized gain (loss)			(836)
Realized gain distributions			791
Net change in unrealized appreciation (depreciation)			10,605
Net gain (loss)			10,560

Increase (decrease) in net assets from operations			$10,979

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$419	$-
	Net realized gain (loss)	(836)	231
	Realized gain distributions	791	-
	Net change in unrealized appreciation (depreciation)	10,605	109

	Increase (decrease) in net assets from operations	10,979	340

	Contract owner transactions:
	Proceeds from units sold	120,340	12,993
	Cost of units redeemed	(3,009)	(186)
	Account charges	(11,954)	(529)
	Increase (decrease)	105,377	12,278
	Net increase (decrease)	116,356	12,618
	Net assets, beginning	12,618	-
	Net assets, ending	$128,974	$12,618

	Units sold	26,918	2,952
	Units redeemed	(4,029)	(144)
	Net increase (decrease)	22,889	2,808
	Units outstanding, beginning	2,808	-
	Units outstanding, ending	25,697	2,808

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$133,333
Cost of units redeemed/account charges			(15,678)
Net investment income (loss)			419
Net realized gain (loss)			(605)
Realized gain distributions			791
Net change in unrealized appreciation (depreciation)			10,714
Net assets			$128,974

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.02	26	$129	N/A	11.7%
12/31/2022	4.49	3	13	N/A	-10.1%
12/31/2021	5.00	0	0	N/A	0.0%
12/31/2020	0.00	0	0	N/A	0.0%
12/31/2019	0.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

The AUL American Individual Variable Life Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
American Funds	DFA	Pimco
BlackRock	Fidelity	TOPS
CBOE VEST	Invesco	Vanguard
Franklin Templeton

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2023. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2023.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value as noted on the financials, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31 2023, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”). The Report of Independent Auditors includes the subaccounts and periods that are audited.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical assets.

Level 2 –	Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of December 31, 2022, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,509,176	$-	$-	$3,509,176

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2023, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2023 and 2022, were $294,585 and $19,977, respectively. The account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Account charge deductions by policy are described as follows:

Flexible Premium Variable Adjustable Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $15 per month (3) premium expense charge which is currently 6 percent of each premium paid for the first ten Policy Years and 2 percent thereafter, (4) in the event of a full surrender, you could pay a Surrender Charge of up to $60 (6%) per $1,000 of the Face Amount as of the Policy Date, (5) asset-based charge at an annual rate of 0.20 percent of Account Value and is guaranteed not to increase for the duration of a Policy, and (6) Maximum Face Amount Charge at the rate of $3.52 per month per $1,000 of insurance coverage that covers the cost for expenses associated with sales and underwriting with a margin for profit and overall expenses.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022, by each subaccount, are shown below:

Fund Name	Purchases	Sales
American Funds Growth - 16-ZZX	$152,293	$30,803
American Funds International Growth and Income - 16-ZZV	156,560	33,047
Cboe VEST S&P 500 Buffer Strategy Fund 10 buffer - 16-ZZP	54,312	8,549
Cboe VEST S&P 500 Buffer Strategy Fund 20 buffer- 16-ZZO	27,873	5,254
DFA Inflation Protected Securities - 16-ZZL	58,872	12,448
DFA US Targeted Value - 16-ZZJ	46,253	10,074
Fidelity VIP Growth & Income Portfolio - 16-ZZH	3,306	626
Fidelity VIP Value Portfolio - 16-ZZE	7,233	1,184
Invesco V.I. Core Plus Bond - 16-ZZB	106,544	22,897
MFS New Discovery Series - 16-ZZ3	33,522	6,770
Vanguard Capital Growth Portfolio - 16-ZYZ	6,148	1,566
Vanguard Diversified Value Portfolio - 16-ZYY	13,286	1,973
Vanguard Equity Income Portfolio - 16-ZYX	371,633	82,531
Vanguard Equity Index Portfolio - 16-ZYW	317,154	42,181
Vanguard High Yield Bond Portfolio - 16-ZYU	23,965	5,694
Vanguard International Portfolio - 16-ZYT	2,823	741
Vanguard Mid-Cap Index Portfolio - 16-ZYS	124,989	25,194
Vanguard Money Market Portfolio - 16-ZYR	4,105,681	2,859,434
Vanguard Short-Term Investment-Grade Portfolio - 16-ZYQ	3,764	1,006
Vanguard Small Company Growth - 16-ZYP	9,643	1,905
Vanguard Total Bond Market Index Portfolio - 16-ZYO	120,714	25,376
Vanguard Total International Stock Market Index Portfolio - 16-ZYN	220,225	117,566
Vanguard Total Stock Market Index Portfolio - 16-ZYM	76,157	7,435
Vanguard VIF Real Estate Index - 16-ZYL	120,340	14,963
Total	$6,163,290	$3,319,217

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 29, 2024, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on
Statutory Financial Statements and Supplemental Schedules

December 31, 2023 and 2022

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations and changes in surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

PricewaterhouseCoopers LLP, 101 West Washington Street, Suite 1300, Indianapolis, Indiana 46204

T: (317) 222 2202, www.pwc.com/us

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the "supplemental schedules") of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

Indianapolis, Indiana

April 12, 2024

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2023 and 2022

(In thousands)

	2023	2022
Admitted assets
Bonds, at amortized cost (market value of $10,689,170 and $9,847,860)	$11,550,705	$11,064,505
Stocks
Preferred, at cost (market value of $16,974 and $1,984)	17,000	2,000
Common
Affiliated (cost of $2,964 and $964)	6,803	6,894
Unaffiliated (cost of $74,242 and $76,259)	75,910	78,045
Mortgage loans	2,430,793	2,428,351
Real estate	87,575	88,686
Other invested assets	596,396	498,696
Receivables for securities	1,812	-
Securities lending reinvested collateral	374,495	386,547
Derivatives	8,069	5,709
Contract loans	653,907	539,734
Cash and short-term investments (market value of $121,533 and ($17,182))	121,519	(17,182)
Total cash and invested assets	15,924,984	15,081,985
Other
Premiums deferred and uncollected	96,789	91,521
Reinsurance receivables	74,176	51,792
Investment income due and accrued	132,915	119,872
Federal income tax recoverable	36,637	20,313
Net deferred tax asset	121,308	108,795
Corporate owned life insurance	502,538	477,221
Admitted disallowed IMR	12,406	-
Other assets	75,417	36,786
Total admitted assets, excluding separate accounts	16,977,170	15,988,285
Separate account assets	20,168,957	16,992,189
Total admitted assets	$37,146,127	$32,980,474

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2023 and 2022

(In thousands, except share amounts)

	2023	2022
Liabilities and surplus
Policy reserves
Life reserves	$3,444,945	$3,170,590
Annuity reserves	9,158,649	8,500,721
Accident and health reserves	237,792	249,283
Other reserves	66,054	68,961
	12,907,440	11,989,555
Policy and contract liabilities
Policy claims in process of settlement	59,099	67,826
Policy dividends payable	29,170	28,589
Deposit-type contracts	1,867,539	1,821,535
Other policy and contract liabilities	17,388	5,972
	1,973,196	1,923,922
General liabilities and other reserves
Accrued commissions and general expenses	228,021	173,280
Taxes, licenses and fees	6,225	5,990
Asset valuation reserve	204,354	187,267
Payable for securities lending	374,495	386,547
Derivatives	3,060	1,462
Other liabilities	126,463	125,935
Total liabilities, excluding separate accounts	15,823,254	14,793,958
Separate account liabilities	20,168,957	16,992,189
Total liabilities	35,992,211	31,786,147

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Special surplus funds - admitted disallowed IMR	12,406	-
Unassigned surplus	692,260	745,077
Total surplus	1,153,916	1,194,327
Total liabilities and surplus	$37,146,127	$32,980,474

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2023 and 2022

(In thousands)

	2023	2022
Premium and other income
Premium income	$5,278,738	$4,923,290
Net investment income	669,583	575,721
Amortization (accretion) of interest maintenance reserve	(791)	2,169
Ceding commissions, expense allowances and reserve adjustments	67,677	76,229
Other income	145,870	116,341
	6,161,077	5,693,750
Benefits and expenses
Benefits	4,306,857	4,493,825
Increase (decrease) in policy and contract reserves	917,885	(1,644,753)
Separate account transfers	252,235	(179,676)
General expenses	447,413	402,264
Commissions and service fees	203,334	193,608
Taxes, licenses and fees	31,894	30,568
Transfer of reserves under coinsurance ceded agreement	-	2,478,645
Reinsurance transaction expense	-	17,938
Other	6,228	2,463
	6,165,846	5,794,882
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	(4,769)	(101,132)

Dividends to policyholders	30,700	28,393
Federal income tax expense (benefit)	(32,997)	(11,756)
Net gain (loss) from operations before net realized capital gains (losses)	(2,472)	(117,769)

Net realized capital gains (losses), net of federal income tax expense (benefit) of $14 and ($2,552), and net transfers of capital gains (losses) to the interest maintenance reserve of ($642) and ($4,622), in 2023 and 2022, respectively	(2,561)	(6,563)
Net income (loss)	$(5,033)	$(124,332)

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2023 and 2022

(In thousands)

	2023	2022
Surplus, beginning of year	$1,194,327	$1,371,011

Net income (loss)	(5,033)	(124,332)
Change in unrealized gains and losses	14,212	(6,106)
Change in net deferred income tax	18,987	39,441
Change in net unrealized gain (loss) on foreign exchange	296	6,271
Change in asset valuation reserve	(17,087)	(8,842)
Change in nonadmitted assets	(47,844)	(58,916)
Change in surplus as a result of reinsurance	(1,465)	(8,635)
Change in pension liability	(3,529)	17,651
Dividends to shareholders	-	(30,000)
Prior period reserve adjustment	-	(1,903)
Other	1,052	(1,313)
Surplus, end of year	$1,153,916	$1,194,327

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2023 and 2022

(In thousands)

	2023	2022
Cash from operations
Premiums and other policy considerations	$5,264,756	$4,917,988
Investment income	666,720	577,202
Other income	179,852	162,388
	6,111,328	5,657,578
Benefits and separate account transfers	4,544,717	4,409,834
Commissions and general expenses	680,245	679,635
Federal income taxes including ($628) and ($7,174) for 2023 and 2022, respectively, on capital gains (losses)	(17,302)	(11,079)
Dividends to policyholders	30,119	24,049
	5,237,779	5,102,439
Net cash provided (used) from operations	873,549	555,139

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	555,699	1,364,964
Stocks	2,016	11,328
Mortgage loans	218,062	326,756
Miscellaneous proceeds	80,852	274,174
	856,629	1,977,222

Cost of investments acquired
Bonds	1,040,370	2,097,419
Stocks	17,000	12,301
Mortgage loans	220,766	275,256
Real estate	6,140	5,215
Other invested assets	131,630	193,550
	1,415,906	2,583,741
Increase in contract loans	114,173	65,246
Net cash provided (used) from investments	(673,448)	(671,763)

Cash from financing and miscellaneous sources
Net deposits on deposit-type contracts	46,004	293,720
Dividends to shareholders	-	(30,000)
Other (uses) sources	(107,404)	(236,607)
Net cash provided (used) from financing and miscellaneous sources	(61,400)	27,113
Net change in cash	138,701	(89,511)
Cash and cash equivalents, beginning of year	(17,182)	72,329

Cash and cash equivalents, end of year	$121,519	$(17,182)

Supplemental disclosures for non-cash transactions:
Capitalized interest	$5,569	$3,469
Transfers of invested assets under coinsurance ceded agreement	-	2,440,990
Contribution to subsidiary	-	3,000

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-five percent of AUL’s direct premiums for the year ended December 31, 2023 were generated in six states: Indiana, California, Texas, Pennsylvania, Illinois, and Missouri.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2023 and 2022 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2023	2022
Audited statutory net income (loss), Indiana state basis		$(5,033)	$(124,332)
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	17,937	-
Statutory net income (loss), NAIC SAP		$(22,970)	$(124,332)

Audited statutory surplus, Indiana state basis		$1,153,916	$1,194,327
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	17,937	-
Statutory surplus, NAIC SAP		$1,135,979	$1,194,327

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Correction of Error

In 2022, the Company corrected errors identified during model conversion of its valuation systems. As a result, surplus and current federal income tax were overstated $1.9 million and $0.5 million, respectively, and reserves were understated $2.4 million as of December 31, 2021. The errors were corrected as a direct decrease to surplus, net of the current tax impact, in 2022.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses).” The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2023, the cash surrender value in an investment vehicle is $502.5 million and is allocated into the following categories based on primary underlying investment characteristics: 12% bonds, 23% stocks, 3% mortgage loans, 1% cash and short-term investments, and 61% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $109.3 million and $82.7 million as of December 31, 2023 and 2022, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2023 and 2022 was $17.8 million and $24.6 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Admitted Disallowed IMR

In August 2023, the NAIC adopted INT 23-01 which permitted insurers to admit negative IMR, or disallowed IMR, up to 10% of adjusted capital and surplus. The Company has had no allocated gains/losses to IMR as a result of derivative transactions. The below relates to the general account as of December 31, 2023. The Company has also admitted a net negative (disallowed) IMR balance of $1.2 million related to its separate accounts.

Net negative (disallowed) IMR	$12,406
Admitted disallowed IMR	12,406
Adjusted capital and surplus per INT 23-01, paragraph 9.a.	1,029,790
Admitted disallowed IMR % of adjusted capital and surplus:	1.2%

The fixed income investments generating IMR losses comply with the Company’s documented investment and asset-liability management policies. The transactions resulting in the IMR losses were not compelled by liquidity pressures and was a prudent strategy to improve investment yield, quality, and duration matching.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2.3 million and $2.1 million for the years ended December 31, 2023 and 2022, respectively. Future lease commitments are as follows: 2024, $0.7 million; 2025, $0.6 million; 2026, $0.6 million; 2027, $0.6 million; 2028, $0.4 million; thereafter $0.0 million.

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2023 and 2022, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2023, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2023, statutory surplus was $603.5 million and $56.5 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life under an administrative agreement. Fees earned during 2023 and 2022 for such services were $113.4 million and $79.2 million, respectively. Prior to the reinsurance transaction in 2021, AUL provided administrative services to PML.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,905.9 million and $1,816.5 million at December 31, 2023 and December 31, 2022, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made six of the seven contributions agreed to in the permitted practice, and a seventh payment was completed in February 2024. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain was amortized into earnings at the rate that the premiums were recorded. The Company recognized $4.5 million of the deferred gain amortization in 2022. The deferred gain was fully amortized into earnings as of December 31, 2022.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.0 million in both 2023 and 2022 from OAS. OAS provided certain administrative services to AUL for fees of $1.6 million and $1.7 million in 2023 and 2022, respectively. The Company made a $2.0 million capital contribution to OAS in 2023 and none in 2022. The Company received dividends of $6.0 million from OAS in 2023 and no dividends in 2022.

The Company earned fees of $1.8 million and $1.1 million in 2023 and 2022, respectively, from the McCready & Keane Inc. management services agreement.

The Company earned fees of $0.0 million and $0.4 million in 2023 and 2022, respectively, from RMS. The Company made no noncash capital contributions to RMS in 2023 and made a noncash capital contribution to RMS of $3.0 million in 2022. During 2023 and 2022, the Company recognized a realized impairment loss of $2.0 million and $1.9 million, respectively, on its investment in RMS.

During 2023 and 2022, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $20.0 million and $18.5 million, respectively.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $7.6 million and $8.4 million in 2023 and 2022, respectively. OAM also provides investment management services to AUL and fees for this service were $16.3 million and $12.3 million in 2023 and 2022, respectively.

Intercompany services are settled monthly.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2023	Value	Gains	Losses	Value
U.S. government bonds	$782,873	$17,215	$60,684	$739,404
All other government bonds	130,028	912	20,572	110,368
Special revenue and special assessment	571,385	8,380	30,430	549,335
Hybrid bonds	51,548	3,627	2,509	52,666
Industrial and miscellaneous	10,014,871	133,635	911,109	9,237,397
	$11,550,705	$163,769	$1,025,304	$10,689,170

				Estimated
	Admitted	Unrealized		Fair
2022	Value	Gains	Losses	Value
U.S. government bonds	$558,345	$3,374	$38,575	$523,144
All other government bonds	115,968	472	24,243	92,197
Special revenue and special assessment	580,095	5,020	39,241	545,874
Hybrid bonds	51,611	1,831	4,053	49,389
Industrial and miscellaneous	9,739,712	54,874	1,173,087	8,621,499
SVO identified funds	18,774	-	3,017	15,757
	$11,064,505	$65,571	$1,282,216	$9,847,860

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2023	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$63,706	$4,903	$336,788	$55,781	$400,494	$60,684
All other government bonds	2,146	49	92,241	20,523	6,803	20,572
Special revenue and assessment	84,562	3,717	290,004	26,713	75,910	30,430
Hybrid bonds	-	-	22,936	2,509	2,430,793	2,509
Industrial and miscellaneous	356,254	5,465	6,731,550	905,644	7,087,804	911,109
	$506,668	$14,134	$7,473,519	$1,011,170	$10,001,804	$1,025,304

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

	Less than		12 Months
	12 Months		or More		Total
2022	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$351,585	$22,798	$83,270	$15,777	$96,789	$38,575
All other government bonds	6,948	757	82,609	23,486	74,176	24,243
Special revenue and assessment	350,576	27,270	56,640	11,971	132,915	39,241
Hybrid bonds	6,875	641	20,557	3,412	36,637	4,053
Industrial and miscellaneous	4,935,728	574,046	2,394,787	599,041	121,308	1,173,087
SVO identified funds	-	-	15,757	3,017	502,538	3,017
	$5,651,712	$625,512	$2,653,620	$656,704	$964,363	$1,282,216

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $6.4 million of bond impairments related to other-than-temporary declines in fair value in 2022. The amount in 2022 was reported as a realized loss. The 2022 book value of the impaired bonds was $8.3 million at the time of the write-downs. There were no bond impairments related to other-than-temporary declines in fair value in 2023.

The admitted value and estimated fair value of bonds at December 31, 2023, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Due in one year or less	$211,777	$209,513
Due after one year through five years	1,284,489	1,249,532
Due after five years through ten years	1,517,781	1,391,025
Due after ten years	5,462,088	4,925,418
	8,476,135	7,775,488
Mortgage-backed securities	3,074,570	2,913,682
	$11,550,705	$10,689,170

Proceeds from sales of investments in bonds during 2023 and 2022 were $26.9 million and $3,168.8 million, respectively. Gross gains of $0.7 million and $113.4 million and gross losses of $2.6 million and $135.7 million were realized on those disposals in 2023 and 2022, respectively. Activity in 2022 includes the assets transferred to Commonwealth Annuity and Life Insurance Company as discussed in Note 11.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 2 CUSIPS with a total of $0.1 million of investment income generated.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Loan-backed securities owned at December 31, 2023 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$9,507
	12 months or longer	$176,927

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$258,983
	12 months or longer	$1,900,632

Total capital gains (losses) of ($3.1) million and ($22.0) million before tax were transferred to IMR in 2023 and 2022, respectively.

At December 31, 2023 and 2022, the common stock unrealized appreciation of $5.5 million and $7.7 million, respectively, is comprised of $5.5 million and $7.7 million of unrealized gains and no unrealized losses, and has been reflected directly in surplus. In 2023 and 2022, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2023	2022
Interest	$636,409	$570,569
Dividends	11,378	2,883
Rental income	18,742	19,418
Other	42,917	26,455
Gross investment income	709,446	619,325

Less investment expenses	39,863	43,604
Net investment income	$669,583	$575,721

Net investment income includes $5.6 million and $3.5 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2023 and 2022, respectively.

The gross, nonadmitted, and admitted amounts for interest income due and accrued.

	2023	2022
Interest income due and accrued
Gross	$132,915	$119,872
Nonadmitted	-	-
Admitted	$132,915	$119,872

At December 31, 2023 and 2022, investments in bonds with an admitted asset value of $4.1 million and $3.8 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $18.0 million and $29.5 million at December 31, 2023 and 2022, respectively. AUL had $390.9 million and $341.3 million outstanding commitments on its other invested assets portfolio as of December 31, 2023 and 2022, respectively.

AUL did not hold any structured notes at December 31, 2023 or 2022.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	6,803	-	6,803	6/16/2023	Sub-2	Y	7,070	N
MRO-A	1,495	1,495	-	N/A	N/A	N/A	N/A	N/A
Total	$8,298	$1,495	$6,803

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2023, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 32 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2023		2022
	Amount	% of Total	Amount	% of Total
Apartments	$541,244	22.3%	$575,655	23.7%
Industrial/warehouse	685,803	28.2%	648,341	26.7%
Medical office	40,515	1.7%	48,585	2.0%
Office	281,806	11.6%	272,097	11.2%
Retail	844,950	34.7%	843,089	34.7%
Other	36,769	1.5%	40,584	1.7%
Subtotal gross mortgage loans	2,431,087	100.0%	2,428,351	100.0%
Valuation allowance	(294)		-
Balance, end of year	$2,430,793		$2,428,351

During 2023, the minimum and maximum lending rates for mortgage loans were 5.6 percent and 10.4 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 72.2 percent. As of December 31, 2023 and 2022, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2023 or 2022.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

We did not consider any mortgage loans to be impaired for the years ended December 31, 2023 and 2022 and did not hold a related allowance for losses during those periods.

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2023	2022
CM1 - high quality	$2,087,937	$2,195,687
CM2 - high quality	333,365	207,089
CM3 - medium quality	8,400	24,154
CM4 - low medium quality	1,385	1,421
CM5 - low quality	-	-
	-	-
Subtotal - CM category	2,431,087	2,428,351

Residential - not categorized	-	-

Valuation adjustment	(294)	-

Total	$2,430,793	$2,428,351

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2023 or 2022. The Company did not restructure any mortgage loans in 2023 or 2022.

AUL had outstanding mortgage loan commitments of approximately $75.4 million and $20.8 million at December 31, 2023 and 2022, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring, or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2023, the fair value of derivative assets and liabilities were $10.9 million and $3.6 million, respectively. As of December 31, 2022, the fair value of derivative assets and liabilities were $10.2 million and $1.5 million, respectively. The change in unrealized gains and losses was ($2.6) million and ($3.6) million, net gain (loss) recognized in 2023 and 2022, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $6.9 million and $9.3 million at December 31, 2023 and 2022, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $18.6 million and $10.8 million at December 31, 2023 and 2022, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2023		2022
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$29,010	$4,086	$104,450	$1,312
Written S&P 500 call options	29,010	(1,837)	94,750	(585)
Credit default swaps index	127,400	2,511	40,950	(340)
Foreign currency swaps	80,061	2,577	80,061	8,342
U.S. Treasury futures	57,300	(48)	25,000	(29)
Net fair value		$7,289		$8,700

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account		Change	Gross Admitted and Nonadmitted Restricted to Total Admitted
Restricted Asset Category	2023	2022	between years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$73,561	$75,577	$(2,016)	0.2%
On deposit with states	3,814	3,794	20	0.0%
Bonds held for the FHLBI collateral	598,142	502,862	95,280	1.6%
Bonds held for assumed reinsurance	142,853	152,209	(9,356)	0.4%
Mortgage loans held for the FHLBI collateral	2,154,246	2,224,321	(70,075)	5.8%
Collateral held under security lending agreement	374,495	386,547	(12,052)	1.0%
Total restricted assets	$3,347,111	$3,345,310	$87,576	9.0%

The Company held cash collateral at fair value in the amount of $374.5 million and $386.5 million as of December 31, 2023 and 2022, respectively.

Reinvested collateral assets as of December 31, 2023 are as follows:

	2023		2022
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(629)	$(632)	$(398)	$(400)
30 Days or Less	110,976	110,983	117,029	117,030
31 to 60 Days	37,725	37,737	26,025	26,028
61 to 90 Days	3,250	3,251	1,300	1,300
91 to 120 Days	3,674	3,678	59,648	59,693
121 to 180 Days	36,536	36,550	83,084	83,106
181 to 365 Days	143,372	143,651	90,249	90,328
1 to 2 Years	36,121	36,170	9,610	9,571
2 to 3 Years	3,470	3,472	-	-
Greater than 3 Years	-	-	-	-
Subtotal	374,495	374,860	386,547	386,656
Securities Received	-	-	-	-
Total Collateral Reinvested	$374,495	$374,860	$386,547	$386,656

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2023 and 2022 as follows:

	2023	2022
Description of Collateral	Amortized Cost	Amortized Cost
Industrial and miscellaneous bonds	$32,442	$7,675
Certificates of deposit	7,150	1,935
Total collateral extending beyond one
year from of the reporting date	$39,592	$9,610

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

Transfers of financial assets accounted for as secured borrowings at December 31, 2023 and 2022 are as follows:

	2023	2022
Assets:
Bonds	$76,925	$64,297
Cash, cash equivalents, and short term	297,570	322,250
Securities lending reinvested collateral	$374,495	$386,547

Liabilities:
Payable for securities lending	$374,495	$386,547

The Company does not have any transfers of receivables with recourse.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $12.3 million and $14.1 million for investment properties and $75.3 million and $74.5 million for the home office at December 31, 2023 and 2022, respectively. Depreciation expense on real estate amounted to $5.9 million and $6.4 million in 2023 and 2022, respectively.

Income from real estate for 2023 and 2022 includes $6.5 million and $6.9 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2023 or 2022.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,322.8 million and $2,168.9 million as of December 31, 2023, and 2022, respectively. The amount of the related reserve was $10.8 million and $8.2 million, for December 31, 2023 and 2022, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2023	2022
Life and accident and health reserves
Individual, group and credit life policies	$4,014,651	$3,767,809
Annuities and deposit administration funds	11,343,621	10,829,647
Accident and health and other reserves	1,825,875	1,808,080
Less reinsurance ceded	(4,276,707)	(4,415,981)
	$12,907,440	$11,989,555

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2023		2022
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,578,364	4.7%	$1,984,067	6.7%
At book value less surrender charges	504,780	1.5%	436,983	1.5%
At market value	19,463,743	58.4%	16,480,246	55.7%
	21,546,887	64.7%	18,901,296	63.9%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	5,399,141	16.2%	5,323,530	18.0%
Not subject to discretionary withdrawal	6,377,452	19.1%	5,369,172	18.1%

	$33,323,480	100.0%	$29,593,998	100.0%
Less reinsurance ceded	(2,258,307)		(2,398,931)

	$31,065,173		$27,195,067

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2023:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$23,514	$25,140	$-	$-	$-
Universal Life	81,627	92,953	83,066	-	-	-
Other Permanent Cash Value Life Insurance	-	1,289,257	3,299,391	-	-	-
Variable Universal Life	9,991	9,991	10,026	129,471	129,471	133,178

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	596,875	-	-	-
Accidental Death Benefits	-	-	123	-	-	-
Disability - Active Lives	-	-	23,998	-	-	-
Disability - Dasabled Lives	-	-	43,174	-	-	-
Miscellaneous Reserves	-	-	103,990	-	-	-

Total gross	$91,618	$1,415,715	$4,185,783	$129,471	$129,471	$133,178
Reinsurance Ceded	-	-	674,784	-	-	-
Total	$91,618	$1,415,715	$3,510,999	$129,471	$129,471	$133,178

Reconciliation of total life actuarial reserves at December 31, 2023

Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,444,945
Accidental Death Benefits	122
Disability - Active Lives	6,705
Disability - Disabled Lives	36,912
Miscellaneous Reserves	22,315
Subtotal	$3,510,999
Separate Accounts Annual Statement
Life Insurance	$133,178
Accident and health	-
Miscellaneous reserves	-
Subtotal	$133,178
Combined Total	$3,644,177

27

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2023		2022
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$19,557	$10,336	$9,197	$17,651
Ordinary renewal	83,909	83,047	74,093	69,558
Group life	1,934	1,934	3,263	3,263
Group annuity	-	-	(630)	(630)
	$105,400	$95,317	$85,923	$89,842

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $8.1 million and $7.6 million at December 31, 2023 and 2022, respectively. This represented 2.7 percent and 2.5 percent of the total net premiums written for group life and health in 2023 and 2022, respectively.

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2023	2022
Product
Life insurance	$133,135	$117,878
Individual annuities	302,061	305,082
Group annuities	19,733,761	16,569,229
Total	$20,168,957	$16,992,189

28

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2023	2022
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,937,653	$2,955,687
Transfers from separate accounts	2,728,351	3,220,219
Net transfers to or (from) separate accounts	209,302	(264,532)

Reconciling adjustment - annuity reinsurance treaty	42,933	84,856
Net separate account transfers as reported in the statements of operations	$252,235	$(179,676)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2023	2022
Premiums, considerations or deposits	$2,937,653	$2,955,687
Reserves at December 31
For accounts with assets at
Market value	$19,596,921	$16,596,176
Amortized cost	575,243	392,565
Total reserves	$20,172,164	$16,988,741

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	19,596,921	16,596,176
At book value without market value adjustment and with current surrender charge of less than 5%	575,243	392,565
	20,172,164	16,988,741
Not subject to discretionary withdrawal	-	-
Total	$20,172,164	$16,988,741

9.	Employees’ and Agents’ Benefit Plans

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

29

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2023	2022	2023	2022
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$57,873	$71,902
Service cost	-	-	1,448	3,396
Interest cost	-	-	3,078	1,860
Contribution by plan participants	-	-	1,316	1,368
Actuarial (gain) loss	-	-	3,946	(20,333)
Benefits paid	-	-	(5,048)	(4,909)
Plan amendments	-	-	-	4,589
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$62,613	$57,873

	Postretirement Benefits
	2023	2022
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,731	3,541
Plan participants' contributions	1,317	1,368
Benefits paid	(5,048)	(4,909)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	2,212
Total assets (nonadmitted)	$-	$2,212
Underfunded
Liabilities recognized
Accrued benefit costs	$60,588	$59,182
Liability for pension benefits	2,026	(1,309)
Total liabilities recognized	$62,614	$57,873
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$1,448	$3,396
Interest cost	3,078	1,860
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	(735)	490
Prior service cost or credit	518	490
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$4,309	$6,236

30

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$7,808	$(8,917)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	518	(178)
Net gain and loss arising during the period	(3,946)	16,412
Net gain and loss recognized or transferred to parent	(735)	490
Items not yet recognized as a component of net periodic cost - current year	$3,645	$7,807

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(3,383)	(3,901)
Net recognized gains and (losses)	7,028	11,709

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2023	2022
Discount rate	5.61%	3.00%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2023	2022
Discount rate	5.26%	5.60%
Rate of compensation increase	6.00%	6.00%

Plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2023 rate of 6.50% until the ultimate rate of 5.00% is reached in 2029.

The Company expects to contribute $3.8 million to its other postretirement benefit plans in 2023.

31

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2023	$3,838
2024	3,853
2025	3,956
2026	4,104
2027	4,124
Years 2028-2032	24,297

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica. OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs was $3.9 million and $2.8 million for 2023 and 2022, respectively. The Company has no legal obligation for benefits under this plan.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $6.0 million and $5.1 million for 2023 and 2022, respectively. As of December 31, 2023, the fair value of the plan assets was $493.5 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2023 or 2022 plan year. The Company’s contribution to the plan was $1.9 million and $0.3 million in safe harbor matching contributions for 2023 and 2022, respectively. As of December 31, 2023, the fair value of the plan assets was $49.0 million.

32

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $8.2 million and $10.5 million for 2023 and 2022, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2023
	Ordinary	Capital	Total
Gross deferred tax assets	$233,908	$2,034	$235,942
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	233,908	2,034	235,942
Deferred tax asset nonadmitted	(63,170)	-	(63,170)
Subtotal net admitted deferred tax asset	170,738	2,034	172,772
Deferred tax liabilities	(51,464)	-	(51,464)
Net admitted deferred tax asset	$119,274	$2,034	$121,308

(Increase) Decrease in nonadmitted tax asset			$(3,821)

	2022
	Ordinary	Capital	Total
Gross deferred tax assets	$212,130	$1,364	$213,494
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	212,130	1,364	213,494
Deferred tax asset nonadmitted	(59,349)	-	(59,349)
Subtotal net admitted deferred tax asset	152,781	1,364	154,145
Deferred tax liabilities	(45,350)	-	(45,350)
Net admitted deferred tax asset	$107,431	$1,364	$108,795

33

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2023			2022
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	119,274	2,034	121,308	107,431	1,364	108,795
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	119,274	2,034	121,308	107,431	121,308	228,739
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	187,722	-	-	193,051
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	51,464	-	51,464	45,350	-	45,350
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$170,738	$2,034	$172,772	$152,781	$1,364	$154,145

Ratio percentage used to determine recovery period and threshold			744%			828%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,251,479			$1,287,008

34

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2023		2022		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$233,908	$2,034	$212,130	$1,364	$21,778	$670
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	2.9%	100.0%	3.8%	100.0%	-0.9%	0.0%
Net admitted adjusted gross DTAs	170,738	2,034	152,781	1,364	17,957	670
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	4.0%	100.0%	5.3%	100.0%	-1.3%	0.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2023	2022	Change
Gross deferred tax assets	$235,942	$213,495	$22,447
Deferred tax liabilities	51,464	45,350	6,114
Net deferred tax asset	184,478	168,145	16,333
Tax effect of unrealized gains (losses)	(4,477)	(1,823)	(2,654)
Net deferred income tax asset, excluding unrealized gains	$188,955	$169,968	$18,987

35

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2023	2022
Deferred tax assets
Policyholder reserves	$84,195	$72,748
Investments	1,514	-
Deferred acquisition costs	37,378	32,400
Policyholder dividend accrual	3,222	2,619
Fixed and amortizable assets	595	(1,605)
Compensation and benefits accrual	38,969	34,706
Receivables nonadmitted	49,356	36,719
Net operating loss carryforwards	15,723	31,090
Other	2,956	3,453
Ordinary deferred tax assets	233,908	212,130
Nonadmitted deferred tax assets	(63,170)	(59,349)
Admitted ordinary deferred tax assets	$170,738	$152,781

Capital
Investments	2,034	1,364
Nonadmitted	-	-
Admitted deferred tax assets	$172,772	$154,145

Deferred tax liabilities
Investments	$9,429	$4,474
Fixed assets	20,474	18,408
Deferred and uncollected premium	17,974	17,236
Policyholder reserves	3,587	5,232
Pension asset	-	-
Ordinary deferred tax liabilities	51,464	45,350
Capital - investments	-	-
Deferred tax liabilities	51,464	45,350

Net admitted deferred tax asset	$121,308	$108,795

36

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2023	2022
Tax expense at the federal statutory rate	$(8,685)	$(33,736)
Tax preferenced investment income	(13,603)	(5,986)
Nondeductible expenses	813	589
Change in interest maintenance reserve	166	(455)
Change in nonadmitted assets	(12,636)	(5,595)
Foreign tax credit receivable	(15,878)	-
Elimination of statutory ceding commission amortization and capitalization	-	(8,373)
OAS dividend	(1,260)
Provision to return adjustment	(1,327)	(2,180)
Other	(203)	(3,096)
	$(52,613)	$(58,832)

Federal and foreign income taxes incurred	$(33,626)	$(19,391)
Change in net deferred income taxes	(18,987)	(39,441)
Total statutory income tax benefit	$(52,613)	$(58,832)

Federal income tax-operating	$(32,997)	$(11,756)
Federal income tax-capital gains (losses)	(629)	(7,635)
Federal income tax incurred	$(33,626)	$(19,391)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2023	$-
2022	-
2021	18,860

The Company does not have a liability for tax contingencies as of December 31, 2023 or 2022.

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2019. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

As of December 31, 2023, we had $121.3 million in net deferred tax assets (DTAs). The DTAs, which include $15.7 million of the $31.1 million related to net operating loss carryforwards originating in 2022, can be used to offset taxable income in future periods and reduce our income taxes payable in those future periods. These losses have an indefinite life and will not expire. At this time, we consider it more likely than not that we will have sufficient taxable income in the future that will allow us to realize these DTAs.

On August 16, 2022, the Inflation Reduction Act was signed into law. The Inflation Reduction Act implements a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning after December 31, 2022. The Company has concluded it is not an applicable corporation with respect to the CAMT for the current year.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2023 and 2022, life reinsurance assumed was approximately 19 and 22 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 12 and 16 percent of gross life insurance premium income in 2023 and 2022, respectively. Premiums on accident and health reinsurance assumed were approximately 21 and 22 percent of gross accident and health premium income in 2023 and 2022, respectively.

(1) Annuity Reinsurance Transaction

Effective January 1, 2022, the Company entered into an agreement with Commonwealth Annuity and Life Insurance Company (“the Reinsurer”) to cede a block of in-force individual annuities and group annuities and ceded certain new individual annuities with net statutory reserves of $2,449.1 million through 100% indemnity coinsurance. The closing date of the transaction and the transfer of assets occurred on March 8, 2022. As a result of the transaction, the net gain from operations before tax was reduced by $14.3 million.

The following summarizes other impacts of the transaction, subject to finalization of customary post-close adjustments:

Statutory reserves as of January 1, 2022	$2,449,051
Realized capital gains on invested assets transferred, net of tax	22,508
Existing interest maintenance reserve	15,816
Expenses and other adjustments	14,354
Interest through settlement on March 8, 2022	17,938
Accrued interest on invested assets transferred	(24,369)
Coinsurance settlement for policy activity from January 1 to March 8, 2022	(27,094)
Total net settlement amount	$2,468,204

Invested assets transferred at fair value	2,440,989
Cash transferred	27,215
Total net settlement amount	$2,468,204

The Company transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $2,441.0 million. In accordance with the agreement, the Company transferred the IMR net of tax created on the transaction of $22.5 million to the reinsurer.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2023	2022
Reinsurance ceded on ordinary life in force	$45,603,248	$49,403,016
Reinsurance ceded on group and credit life in force	3,361,096	3,376,508
Life reinsurance premiums ceded	129,093	149,148
Annuity reinsurance premiums ceded	147,175	108,832
Accident and health reinsurance premiums ceded	49,774	50,070
Reinsurance recoveries	374,282	293,509

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2023 and 2022 by $4,276.7 million and $4,416.0 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2023 and 2022 by $87.2 million and $81.0 million, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Six reinsurers account for the majority of the Company’s December 31, 2023, ceded reserves for life and accident and health insurance. Four of these reinsurers maintain A.M. Best ratings of A+, the remaining two reinsurers have an A. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2023, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2023 or 2022.

The Company did not commute any material ceded reinsurance in 2023 or 2022.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2023 and 2022 was $231.1 million and $264.8 million, respectively. MidAmerica does not have an exclusive contract with the Company.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2023 and 2022, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. In July 2022, OneAmerica established a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75.0 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2023 and in 2022. Total interest paid inception to date is $160.6 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2023 and 2022 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $114.9 million in 2023.

The Company paid no dividends in 2023 and paid $30.0 million to OneAmerica in 2022. The Company did not receive a capital contribution in 2023 or 2022.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2023 is as follows:

Nonadmitted asset values	$(292,829)
Asset valuation reserve	$(204,354)
Net unrealized gain (losses)	$55,614
Reinsurance recoverables from unauthorized companies	$66

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matures in March 2025. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2023 or 2022.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of funding agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2023 and 2022, the carrying value of the FHLBI Class B common stock was $73.6 million and $75.6 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding agreements associated with the FHLBI totaled $1,554.8 million and $1,593.5 million of December 31, 2023 and 2022, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the funding agreements with bond maturities. The funding agreements are classified as deposit-type contracts and had a carrying value of $1,558.1 million and $1,596.2 million at December 31, 2023 and 2022, respectively. Interest paid was $54.1 million and $29.6 million in 2023 and 2022, respectively.

The line of credit and funding agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,447.1 million and $2,410.3 million at December 31, 2023 and 2022, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,858.9 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $14.2 million at December 31, 2023.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2023	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc	$20	$-	$75,889	$75,909
Bonds - Industrial & misc	-	-	300	300
Short-term investments	-	-	9	9
Other invested assets	-	7,093	-	7,093
Derivatives	-	6,597	-	6,597
Separate account assets *	20,168,957	-	-	20,168,957
Total Assets	$20,168,977	$13,690	$76,198	$20,258,865

Liabilities
Derivatives	$-	$1,837	$-	$1,837

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2022	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc	$22	$-	$78,023	$78,045
Bonds - Industrial & misc	-	-	1,950	1,950
Derivatives	-	1,312	-	1,312
Separate account assets *	16,992,189	-	-	16,992,189
Total Assets	$16,992,211	$1,312	$79,973	$17,073,496

Liabilities
Derivatives	$-	$953	$-	$953

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds
	Industrial & misc	Industrial & misc	Short-term Investments	Total
Beginning Balance at December 31, 2021	$76,346	$-	$-	$76,346
Transfer into level 3	-	1,950		1,950
Transfer out of level 3	-	-		-
Total gains (losses) included in net income	-	-		-
Total gains (losses) included in surplus	704	-		704
Purchases	12,301	-		12,301
Issuances	-	-		-
Sales	(11,328)	-		(11,328)
Settlements	-	-		-
Ending Balance at December 31, 2022	$78,023	$1,950	$-	$79,973
Transfer into level 3	-	1,283	39	1,322
Transfer out of level 3	-	(1,950)	-	(1,950)
Total gains (losses) included in net income	-	-	-	-
Total gains (losses) included in surplus	(117)	(983)	(30)	(1,130)
Purchases	-	-	-	-
Issuances	-	-	-	-
Sales	(2,017)	-	-	(2,017)
Settlements	-	-	-	-
Ending Balance at December 31, 2023	$75,889	$300	$9	$76,198

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of funding agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2023
	Fair	Admitted				Not Practicable Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,689,170	$11,550,705	$3,744	$9,949,584	$735,842	$-	$-
Preferred stocks	16,974	17,000	-	2,032	14,942	-	-
Common stocks	82,713	82,713	20	-	82,693	-	-
Mortgage loans	2,172,515	2,430,793	-	-	2,172,515	-	-
Cash & short-term investments	121,533	121,519	116,493	4,854	186	-	-
Contract loans	-	653,907	-	-	-	653,907	-
Derivatives	10,913	8,069	-	10,913	-	-	-
Other invested assets	583,745	596,396	-	151,455	432,290	-	-
Securities lending reinvested collateral assets	374,860	374,495	54,668	320,192	-	-	-
Corporate owned life insurance	502,538	502,538	-	502,538	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	20,168,957	20,168,957	20,168,957	-	-	-	-
Liabilities
Derivatives	3,624	3,060	48	3,576	-	-	-
Payable for securities lending	374,860	374,495	54,668	320,192	-	-	-
Funding agreements	1,542,114	1,554,833	-	-	1,542,114	-	-

	2022
	Fair	Admitted				Not Practicable Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$9,847,860	$11,064,505	$19,380	$8,988,870	$839,610	$-	$-
Preferred stocks	1,984	2,000	-	1,984	-	-	-
Common stocks	84,939	84,939	22	-	84,917	-	-
Mortgage loans	2,130,262	2,428,351	-	-	2,130,262	-	-
Cash	(17,182)	(17,182)	(17,182)	-	-	-	-
Contract loans	-	539,734	-	-	-	539,734	-
Derivatives	10,188	5,709	-	10,188	-	-	-
Other invested assets	480,385	498,696	-	144,179	336,206	-	-
Securities lending reinvested collateral assets	386,656	386,547	84,099	302,557	-	-	-
Corporate owned life insurance	477,221	477,221	-	477,221	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	16,992,189	16,992,189	16,992,189	-	-	-	-
Liabilities
Derivatives	1,488	1,462	29	1,459	-	-	-
Payable for securities lending	386,656	386,547	84,099	302,557	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

18.	Reconciliation to Statutory Statements

The Company’s statutory financial statements as of December 31, 2023 and for the year then ended were adjusted from the 2023 Annual Statements filed by the Company with the Indiana Department of Insurance. The adjustment was the result of overstating premium income, surrender benefits and other benefits in 2023 due to inaccurate mapping of activity related to the Retirement Track group annuity product. There was no impact to net income (loss) or total surplus, nor any impact to the statements of admitted assets, liabilities and surplus or changes in surplus. The following reconciliation represents differences between the Company’s statutory financial statements and Annual Statements as of December 31, 2023 for the year then ended.

	Total Premium	Total Benefits	Net cash provided	Net cash (used)
	and other income	and expenses	from operations	from operations
2023
As reported in the Company's Annual Statement	$6,267,662	$6,272,431	$6,217,913	$(5,344,364)
Adjustments
Life and annuities premium income	(106,585)	-	(106,585)	-
Surrender benefits and other fund withdrawals	-	(11,266)	-	11,266
Other benefits	-	(95,319)	-	95,319
As reported in the Company's Audited Financial Statements	$6,161,077	$6,165,846	$6,111,328	$(5,237,779)

19.	Subsequent Events and Other Items

Management has evaluated the impact of all subsequent events through April 12, 2024, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2023

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$22,261
Other bonds (unaffiliated)	486,098
Preferred stocks (unaffiliated)	183
Common stocks (unaffiliated)	5,195
Common Stocks (affiliated)	6,000
Mortgage loans	94,937
Real estate	18,742
Premium notes, policy loans and liens	28,986
Cash and cash equivalents	4,127
Derivative Instruments	2,178
Other invested assets	38,490
Aggregate write-ins for investment income	2,249
Gross investment income	$709,446
Gross investment income	$709,446

Real estate owned—book value less encumbrances	$87,575
Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,430,793
Total mortgage loans	$2,430,793

Mortgage loans by standing—book value
Good standing	$2,430,793
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,430,793

Other long-term assets—statement value	$596,396
Common stock of parent, subsidiary, and affiliates—book value	$6,803
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$395,815
Over 1 year through 5 years	2,405,504
Over 5 years through 10 years	2,515,707
Over 10 years through 20 years	3,086,775
Over 20 years	3,151,929
No maturity date	-
Total by maturity	$11,555,730

Bonds by class—statement value
Class 1	$6,923,526
Class 2	4,264,539
Class 3	321,219
Class 4	34,484
Class 5	11,653
Class 6	309
Total by class	$11,555,730

Total bonds publicly traded	$6,105,147
Total bonds privately placed	$5,450,583

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2023

(In thousands)

Preferred stocks—statement value	$17,000
Common stocks—market value	$82,713
Short-term investments - statement value	$5,026
Derivatives - statement value, net	$5,009
Cash (overdraft) on deposit	$116,493
Life insurance in force
Ordinary	$66,699,846
Credit life	$53
Group life	$55,618
Amount of accidental death insurance in force under ordinary policies	$11,510
Life insurance policies with disability provisions in force
Ordinary	$10,842,712
Group life	$47,728,465

Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$18,267
Income payable	$390
Ordinary—involving life contingencies
Income payable	$216
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$34,637
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,120,557
Group
Amount of income payable	$330,287
Fully paid account balance	$811,749
Not fully paid account balance	$4,471,691
Accident and health insurance—premiums in force
Ordinary	$47,565
Group	$173,846

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2023

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$5,956
Dividend accumulations—account balance	$42,343
Claim payments (by accident year)
Group accident and health
2023	$44,517
2022	$25,876
2021	$8,992
2020	$5,739
2019	$3,750
Prior	$13,777
Other accident and health
2023	$-
2022	$-
2021	$-
2020	$-
2019	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2023	$-
2022	$-
2021	$-
2020	$-
2019	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2023

(In thousands)

The Company’s gross investment holdings as filed in the 2023 Annual Statement are $15,082.0 million.

			Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
			Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1.	Long term Bonds (Schedule D, Part 1):
	1.01	U.S. Governments	$782,873	4.916%	$782,873	-	$782,873	4.916%
	1.02	All Other Governments	128,216	0.805%	128,216	-	128,216	0.805%
	1.03	U.S. States, Territories and Possessions etc, Guaranteed	1,812	0.011%	1,812	-	1,812	0.011%
	1.04	U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	-	0.000%	-	-	-	0.000%
	1.05	U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	571,385	3.588%	571,385	-	571,385	3.588%
	1.06	Industrial and Miscellaneous	10,014,871	62.88%	10,014,871	76,925	10,091,796	63.37%
	1.07	Hybrid Securities	51,548	0.324%	51,548	-	51,548	0.324%
	1.08	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	1.09	SVO Identified Funds	-	0.000%	-	-	-	0.000%
	1.10	Bank Loans	-	0.000%	-	-	-	0.000%
	1.11	Total Long-Term Bonds	11,550,705	72.525%	11,550,705	76,925	11,627,630	73.015%
2.	Preferred Stocks (Schedule D, Part 2, Sections 1):
	2.01	Industrial and Misc. (Unaffiliated)	17,000	0.107%	17,000	-	17,000	0.107%
	2.02	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	2.03	Total Preferred Stocks	17,000	0.107%	17,000	-	17,000	0.107%
3.	Common Stocks (Schedule D, Part 2, Sections 2):
	3.01	Industrial and Misc. (Unaffiliated) Publicly Traded	20	0.000%	20	-	20	0.000%
	3.02	Industrial and Misc. (Unaffiliated) Other	75,890	0.477%	75,890	-	75,890	0.477%
	3.03	Parent, Subsidiaries and Affiliates Publicly Traded	6,803	0.043%	6,803	-	6,803	0.043%
	3.04	Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
	3.05	Mutual Funds	-	0.000%	-	-	-	0.000%
	3.06	Total Common Stocks	82,713	0.519%	82,713	-	82,713	0.519%
4.	Mortgage Loans (Schedule B):					-
	4.01	Farm Mortgages	-	0.000%	-	-	37,145,413	233.252%
	4.02	Residential Mortgages	-	0.000%	-	-	-	0.000%
	4.03	Commercial Mortgages	2,431,087	15.264%	2,431,087	-	2,431,087	15.266%
	4.04	Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
	4.05	Total valuation allowance	(294)	-0.002%	(294)	-	(294)	-0.002%
	4.06	Total Mortgage Loans	2,430,793	15.263%	2,430,793	-	2,430,793	15.264%
5.	Real estate (Schedule A):
	5.01	Properties Occupied by Company	75,267	0.473%	75,267	-	75,267	0.473%
	5.02	Properties Held for Production of Income	12,308	0.077%	12,308	-	12,308	0.077%
	5.03	Properties Held for Sale	-	0.000%	-	-	-	0.000%
	5.04	Total Real Estate	87,575	0.550%	87,575	-	87,575	0.550%
6.	Cash, cash equivalents, and short term investments:
	6.01	Cash (Schedule E, Part 1)	116,493	0.731%	116,493	120,080	236,573	1.486%
	6.02	Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	55,301	55,301	0.347%
	6.03	Short-Term Investments (Schedule DA)	5,026	0.032%	5,026	122,189	127,215	0.799%
	6.04	Total Cash, Cash Equivalents, and Short Term Investments	121,519	0.763%	121,519	297,570	419,089	2.632%
7.	Contract Loans		653,907	4.106%	653,907	-	653,907	4.106%
8.	Derivatives (Schedule DB)		8,069	0.051%	8,069	-	8,069	0.051%
9.	Other Invested Assets (Schedule BA)		597,891	3.754%	596,396	-	596,396	3.745%
10.	Receivables for Securities		1,812	0.011%	1,812	-	1,812	0.011%
11.	Securities Lending (Schedule DL, Part 1)		374,495	2.351%	374,495	xxx	xxx	xxx
12.	Aggregate Write-ins for Invested Assets		-	0.000%	-	-	-	0.000%
13.	Total Invested Assets		$15,926,478	100.00%	$15,924,984	$374,495	$15,924,984	100.00%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2023

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $16,977.2 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANK	$73,561	0.4%
2.02	KONINKLIJKE PHILIPS NV	62,381	0.4%
2.03	STANLEY BLACK & DECKER INC	67,753	0.4%
2.04	ONEOK INC	56,327	0.3%
2.05	RTX CORP	54,975	0.3%
2.06	TC ENERGY CORP	53,292	0.3%
2.07	NORTHROP GRUMMAN CORP	53,114	0.3%
2.08	EXXON MOBIL CORP	48,926	0.3%
2.09	LOCKHEED MARTIN CORPORATION	48,632	0.3%
2.10	CMS ENERGY CORP	46,411	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$6,923,528	40.8%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,264,539	25.1%	P/RP – 2	17,000	0.1%
3.03 NAIC – 3	321,218	1.9%	P/RP – 3	-	0.0%
3.04 NAIC – 4	34,484	0.2%	P/RP – 4	-	0.0%
3.05 NAIC – 5	11,653	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	309	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$2,144,518	12.6%
4.02	Foreign-currency-denominated investments	79,765	0.5%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,998,704	11.8%
5.02	Countries rated NAIC-2	112,948	0.7%
5.03	Countries rated NAIC-3 or below	32,866	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$910,911	5.4%
6.02	Country:	Australia	407,006	2.4%

	Countries rated NAIC-2
6.03	Country:	Mexico	$67,678	0.4%
6.04	Country:	Indonesia	11,764	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$22,000	0.1%
6.06	Country:	Columbia	4,569	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$62,381	0.4%
10.02	KEMBLE WATER HOLDINGS LTD	39,066	0.2%
10.03	INVESCO LTD	38,677	0.2%
10.04	SIEMENS AG	29,166	0.2%
10.05	CSL LTD	28,436	0.2%
10.06	AMERICA MOVIL SAB DE CV	26,300	0.2%
10.07	FORT WASHINGTON CLO 2019-1 FWIA_19-1A	25,000	0.1%
10.08	DIAMETER CREDIT FUNDING DCF_21-4	25,000	0.1%
10.09	ROYAL DUTCH SHELL PLC	23,561	0.1%
10.10	PERNOD-RICARD SA	23,512	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☒ No ☐

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$73,561	0.4%
13.03	NEUBERGER BERMAN	39,639	0.2%
13.04	HARBOURVEST	37,868	0.2%
13.05	PIMCO	29,099	0.2%
13.06	HGGC	26,163	0.2%
13.07	BLACKROCK	17,697	0.1%
13.08	RED REEF PARTNERS	16,716	0.1%
13.09	GOLUB CAPITAL	16,168	0.1%
13.10	MONARCH CAPITAL PARTNERS	15,234	0.1%
13.11	MADISON CAPITAL	15,036	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$523,396	3.1%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$73,561	0.4%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	21,034	0.1%
14.05	HARBOURVEST CREDIT OPPORTUNITIES FUND II	19,716	0.1%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	NEUBERGER BERMAN	$39,639	$39,639	$-
14.07	HARBOURVEST	37,868	37,868	-
14.08	PIMCO	29,099	29,099	-
14.09	HGGC	26,163	26,163	-
14.10	BLACKROCK	17,697	17,697	-
14.11	RED REEF PARTNERS	16,716	16,716	-
14.12	GOLUB CAPITAL	16,168	16,168	-
14.13	MONARCH CAPITAL PARTNERS	15,234	15,234	-
14.14	MADISON CAPITAL	15,036	15,036	-
14.15	PACIFIC PRIVATE FUND ADVISORS	14,164	14,164	-

15.	Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets
16.02	Commerical	$33,000	0.2%
16.03	Commerical	27,055	0.2%
16.04	Commerical	26,851	0.2%
16.05	Commerical	26,003	0.2%
16.06	Commerical	26,000	0.2%
16.07	Commerical	23,405	0.1%
16.08	Commerical	22,446	0.1%
16.09	Commerical	22,000	0.1%
16.10	Commerical	21,621	0.1%
16.11	Commerical	21,000	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	15,400	0.1%	-	0.0%
17.05 below 70%	-	0.0%	2,415,393	14.2%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,394,761	31.8%	$5,134,926	$5,135,531	$5,223,582
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$127,400	0.8%	$75,000	$229,300	$180,200
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$1,934,744	11.4%	$1,405,169	$3,132,745	$2,700,092
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2023

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2023

(In thousands)

3.             Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.            Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.            Provisions that permit settlements to be made less frequently than quarterly;

c.            Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.            The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.            Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.            Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2023

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2023 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2023 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules